AXP(R) State
                                                                      Tax-Exempt
                                                                           Funds
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) lock

Tax-exempt funds from the following states:

California
Massachusetts
Michigan
Minnesota
New York
Ohio


Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.


(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Twice the Tax Relief
Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to eliminate state tax, too, you can invest in municipal bonds in the state in which you reside. This double tax-exemption makes this one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Table of Contents
2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                            3
From the Portfolio Manager                                   3
Fund Facts                                                   4
California Tax-Exempt Fund                                  10
The 10 Largest Holdings                                     10
The Fund's Long-term Performance                            11
Massachusetts Tax-Exempt Fund                               12
The 10 Largest Holdings                                     12
The Fund's Long-term Performance                            13
Michigan Tax-Exempt Fund                                    14
The 10 Largest Holdings                                     14
The Fund's Long-term Performance                            15
Minnesota Tax-Exempt Fund                                   16
The 10 Largest Holdings                                     16
The Fund's Long-term Performance                            17
New York Tax-Exempt Fund                                    18
The 10 Largest Holdings                                     18
The Fund's Long-term Performance                            19
Ohio Tax-Exempt Fund                                        20
The 10 Largest Holdings                                     20
The Fund's Long-term Performance                            21

Making the Most of the Fund                                 22
Board Members and Officers                                  23
Independent Auditors' Report                                25
Financial Statements                                        26
Notes to Financial Statements                               33
Investments in Securities                                   50
Federal Income Tax Information                              71


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2 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

From the Portfolio Manager
A highly positive environment for municipal bonds led to rising prices during the past 12 months. The trend drove up AXP State Tax-Exempt Funds' net asset values, boosting total returns for the fiscal year -- July 2000 through June 2001.

Municipal bonds had a number of things going for them over the period. Most important, interest rates came down, as investors became convinced that economic growth was slowing down. That, they reasoned, would take upward pressure off inflation and persuade the Federal Reserve to reduce short-term interest rates, which it began doing in early January. (Falling interest rates boost bond prices.)

`MUNIS' GET A BOOST
Among other favorable factors, with the stock market on shaky ground, investors shifted more money into higher-quality, less-risky investments, including municipal bonds and mutual funds that invest in them. "Muni" funds, in fact, experienced their first period of positive cash flows in several years. Another positive was that the supply/demand situation for munis turned quite favorable, as the supply of new bonds declined while demand from individuals and institutions remained robust, lending support to the muni market. As a result of all those factors, municipal bond prices rose for much of the period, enhancing the value of the Funds' holdings and, therefore, their net asset values.

Looking at the Funds' income component, because of the downturn in interest rates, newly issued bonds offered correspondingly lower interest. That, in turn, led to a slight decline in the Funds' monthly dividends. To mitigate the trend, I continued a long-standing strategy of not selling older, higher-yielding issues, as well as adding some slightly lower quality bonds to the portfolios. That allowed the Funds' dividends to hold up relatively well.


Moving on to developments in the six states, healthy financial conditions led to credit-quality upgrades in all but California, which was downgraded slightly because of a reduction in its budget surplus caused by increased spending on energy. However, thanks to extremely strong demand, California bonds experienced the most price appreciation early in the fiscal year, before tailing off over the final months in the face of the energy crisis and a downturn in the technology sector. In Ohio, a shorter average maturity in the portfolio led to a somewhat lower total return compared with the other Funds.


As for what the new fiscal year might hold, I think the series of cuts in short-term interest rates by the Federal Reserve, along with income-tax rebates, will lead to a stronger economy before the end of 2001. As the muni bond market begins to anticipate that likelihood, yields are likely to rise somewhat, putting downward pressure on prices. In light of that outlook, I have shortened the Funds' durations in an effort to preserve investors' capital. (Duration, a function of the average maturity of the bond holdings, affects the sensitivity of a mutual fund's net asset value to changes in interest rates. In general, the longer the duration, the greater the sensitivity.) Concurrently, I plan to focus on enhancing each Fund's level of income and, consequently, its dividend payouts to shareholders.

Paul B. Hylle

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3 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Fund Facts
AXP California Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.18
June 30, 2000                                                     $5.03
Increase                                                          $0.15

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.25
From long-term capital gains                                      $  --
Total distributions                                               $0.25
Total return*                                                    +8.00%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.17
June 30, 2000                                                     $5.03
Increase                                                          $0.14

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.21
From long-term capital gains                                      $  --
Total distributions                                               $0.21
Total return*                                                    +6.98%

Class C -- 12 month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.18
June 30, 2000                                                     $5.03
Increase                                                          $0.15

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.21
From long-term capital gains                                      $  --
Total distributions                                               $0.21
Total return*                                                    +7.20%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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4 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.28
June 30, 2000                                                     $5.11
Increase                                                          $0.17

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.27
From long-term capital gains                                      $  --
Total distributions                                               $0.27
Total return*                                                    +8.64%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.28
June 30, 2000                                                     $5.11
Increase                                                          $0.17

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.23
From long-term capital gains                                      $  --
Total distributions                                               $0.23
Total return*                                                    +7.83%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.28
June 30, 2000                                                     $5.11
Increase                                                          $0.17

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.23
From long-term capital gains                                      $  --
Total distributions                                               $0.23
Total return*                                                    +7.84%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.27
June 30, 2000                                                     $5.09
Increase                                                          $0.18

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.27
From long-term capital gains                                      $  --
Total distributions                                               $0.27
Total return*                                                    +8.90%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.27
June 30, 2000                                                     $5.09
Increase                                                          $0.18

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.23
From long-term capital gains                                      $  --
Total distributions                                               $0.23
Total return*                                                    +8.09%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.27
June 30, 2000                                                     $5.09
Increase                                                          $0.18

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.22
From long-term capital gains                                      $  --
Total distributions                                               $0.22
Total return*                                                    +8.02%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.14
June 30, 2000                                                     $5.00
Increase                                                          $0.14

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.28
From long-term capital gains                                      $  --
Total distributions                                               $0.28
Total return*                                                    +8.53%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.14
June 30, 2000                                                     $5.00
Increase                                                          $0.14

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.24
From long-term capital gains                                      $  --
Total distributions                                               $0.24
Total return*                                                    +7.72%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.14
June 30, 2000                                                     $5.00
Increase                                                          $0.14

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.24
From long-term capital gains                                      $  --
Total distributions                                               $0.24
Total return*                                                    +7.75%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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7 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.12
June 30, 2000                                                     $4.92
Increase                                                          $0.20

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.25
From long-term capital gains                                      $  --
Total distributions                                               $0.25

Total return*                                                    +9.28%


Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.12
June 30, 2000                                                     $4.92
Increase                                                          $0.20

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.21
From long-term capital gains                                      $  --
Total distributions                                               $0.21
Total return*                                                    +8.47%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.11
June 30, 2000                                                     $4.92

Increase                                                          $0.19


Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.21
From long-term capital gains                                      $  --
Total distributions                                               $0.21
Total return*                                                    +8.26%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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8 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.27
June 30, 2000                                                     $5.13
Increase                                                          $0.14

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.27
From long-term capital gains                                      $  --
Total distributions                                               $0.27
Total return*                                                    +7.95%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.27
June 30, 2000                                                     $5.13
Increase                                                          $0.14

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.23
From long-term capital gains                                      $  --
Total distributions                                               $0.23
Total return*                                                    +7.15%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2001                                                     $5.28
June 30, 2000                                                     $5.13
Increase                                                          $0.15

Distributions -- July 1, 2000 - June 30, 2001
From income                                                       $0.22
From long-term capital gains                                      $  --
Total distributions                                               $0.22
Total return*                                                    +7.27%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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9 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings
AXP California Tax-Exempt Fund

                                                            Percent                     Value
                                                        (of net assets)         (as of June 30, 2001)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan 2nd Series 1993
5.75% 2022                                                   4.43%                   $11,357,965

Statewide Community Development Authority
Revenue Certificate of Participation
St. Joseph Health System Group Series 1994
6.50% 2015                                                   2.39                      6,122,875

Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
7.63% 2011                                                   2.31                      5,906,250

San Diego County Water Authority Revenue Bonds
Certificates of Participation Series 1998A
4.50% 2024                                                   2.24                      5,736,721

Northern California Transmission Select Auction
Variable Rate Security & Residual Interest Revenue Bonds
Series 1993
5.50% 2024                                                   1.79                      4,591,530

Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
5.63% 2016                                                   1.78                      4,567,140

Redding Redevelopment Agency Tax Allocation
Refunding Bonds Canby Hilltop Cypress Series 1993D
5.00% 2023                                                   1.78                      4,558,765

Rancho Mirage Joint Powers Finance Authority
Certificate of Participation
Eisenhower Memorial Hospital Series 1992
7.00% 2022                                                   1.74                      4,457,443

Fontana Unified School District San Bernardino
County General Obligation Convertible Capital
Appreciation Bonds Series 1995C
6.15% 2020                                                   1.46                      3,749,196

San Diego County Capital Asset Lease
Certificate of Participation Series 1993
Inverse Floater
7.47% 2007                                                   1.44                      3,692,000

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 21.36% of net assets

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10 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance
AXP California Tax-Exempt Fund

          How your $10,000 has grown in AXP California Tax-Exempt Fund (line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index
                 Lipper California Municipal Debt Funds Index
$20,000
                                                                    $17,407
                                             AXP California Tax-Exempt Fund
                                                                    Class A

$9,525
'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01

Average Annual Total Returns (as of June 30, 2001)

                   1 year          5 years       10 years     Since inception

Class A            +2.86%          +4.46%         +5.70%           N/A

Class B            +2.98%          +4.48%           N/A          +4.63%*
Class C            +6.20%            N/A            N/A          +7.41%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,779. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing AXP California Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper California Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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11 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings
AXP Massachusetts Tax-Exempt Fund

                                                            Percent                     Value
                                                        (of net assets)         (as of June 30, 2001)
Boston City Hospital Refunding Revenue Bonds
Series 1993B
5.75% 2023                                                   3.58%                    $3,008,520

Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series 1992B
6.35% 2022                                                   3.07                      2,576,537

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series 1993A
5.25% 2021                                                   2.94                      2,469,050

Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
5.88% 2008                                                   2.47                      2,075,400

State Health & Education Facilities Authority
Pre-refunded Revenue Bonds Boston College
Series 1991J
6.63% 2021                                                   2.36                      1,979,207

State Turnpike Authority Metro Highway System
Senior Lien Revenue Bonds Toll Road Series 1997A
5.00% 2037                                                   2.19                      1,838,840

State Health & Education Facilities Authority
College Revenue Bonds Brandeis University
Series 1998I
4.75% 2028                                                   2.17                      1,824,200

Health & Educational Facilities Authority
Pre-refunded Revenue Bonds Charlton Memorial Hospital
Series 1991B
7.25% 2013                                                   2.13                      1,785,420

Municipal Wholesale Electric Power
Supply System Refunding Revenue Bonds
Series 1994B
4.75% 2011                                                   2.11                      1,774,885

Bay Transportation Authority
General Transportation System
Refunding Revenue Bonds Series 1992B
6.20% 2016                                                   2.05                      1,719,240

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further details about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 25.07% of net assets

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12 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance
AXP Massachusetts Tax-Exempt Fund

         How your $10,000 has grown in AXP Massachusetts Tax-Exempt Fund (line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index
                 Lipper Massachusetts Municipal Debt Funds Index
$20,000
                                                                    $17,374
                                          AXP Massachusetts Tax-Exempt Fund
                                                                    Class A

$9,525
'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01


Average Annual Total Returns (as of June 30, 2001)

                   1 year          5 years       10 years     Since inception

Class A            +3.47%          +4.22%         +5.68%            N/A
Class B            +3.83%          +4.28%           N/A           +4.50%*
Class C            +6.84%            N/A            N/A           +8.06%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,594. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Index. In comparing AXP Massachusetts Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Massachusetts Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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13 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings
AXP Michigan Tax-Exempt Fund

                                                            Percent                     Value
                                                        (of net assets)         (as of June 30, 2001)
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds Series 1993
5.75% 2022                                                   3.47%                    $2,557,549

State Building Authority Refunding Revenue Bonds
Series 1991I
6.25% 2020                                                   3.07                      2,263,469

Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton, Clinton & Ionia
Counties Series 1995
5.38% 2024                                                   2.73                      2,009,279

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
7.10% 2006                                                   2.51                      1,849,947

State Hospital Finance Authority Hospital Pre-refunded
Revenue Bonds McLaren Obligated Group Series 1991A
7.50% 2021                                                   2.45                      1,802,185

Detroit Sewer Disposal Pre-refunded Revenue Bonds
Series 1993
5.70% 2023                                                   2.30                      1,696,480

Troy City Downtown Development Authority
County of Oakland Development Bonds
Series 1995A
6.38% 2018                                                   2.17                      1,599,885

Farmington Hills Hospital Finance Authority
Revenue Bonds Botsford General Hospital
Series 1992A
6.50% 2022                                                   2.12                      1,564,980

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Detroit Edison Series 1992BB
6.50% 2016                                                   2.11                      1,557,555

Detroit Water Supply System Second Lien
Revenue Bonds Series 1995A
5.50% 2025                                                   2.05                      1,512,375

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 24.98% of net assets

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14 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance
AXP Michigan Tax-Exempt Fund

           How your $10,000 has grown in AXP Michigan Tax-Exempt Fund
(line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index
                 Lipper Michigan Municipal Debt Funds Index
$20,000
                                                                    $17,446
                                               AXP Michigan Tax-Exempt Fund
                                                                    Class A

$9,525
'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01


Average Annual Total Returns (as of June 30, 2001)

                   1 year          5 years       10 years     Since inception

Class A            +3.73%          +4.04%         +5.72%            N/A

Class B            +4.09%          +4.10%           N/A           +4.39%*

Class C            +7.02%            N/A            N/A           +8.21%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,859. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Michigan Municipal Debt Funds Index. In comparing AXP Michigan Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Michigan Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
15 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings
AXP Minnesota Tax-Exempt Fund

                                                            Percent                     Value
                                                        (of net assets)         (as of June 30, 2001)
State University Board of Regents General Obligation
Bonds Series 1996A
5.50% 2021                                                   3.21%                   $13,219,374

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Healthspan Series 1993A
4.75% 2018                                                   3.06                     12,619,124

Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care System Revenue Bonds
Group Health Plan Series 1992
6.75% 2013                                                   2.60                     10,695,299

Southern Minnesota Municipal Power Agency
Revenue Bonds Series 1993A
4.75% 2016                                                   2.15                      8,848,073

St. Paul Housing & Redevelopment Authority
Sales Tax Revenue Bonds Civic Center
Escrowed to Maturity Series 1993
5.55% 2023                                                   1.88                      7,732,274

Southern Minnesota Municipal Power Agency
Power Supply System Revenue Bonds
Zero Coupon Series 1994A
6.67% 2019                                                   1.87                      7,725,119

Hennepin County Lease Pre-refunded Revenue
Certificates of Participation Series 1991A
6.80% 2017                                                   1.79                      7,361,360

Faribault Rice & Goodhue Counties
Independent School District #656
General Obligation School Building
Bonds Series 1995
5.75% 2015                                                   1.78                      7,323,522

St. Louis Park Health Care Facilities
Revenue Bonds Healthsystem Minnesota
Obligated Group Series 1994 Inverse Floater
6.67% 2013                                                   1.71                      7,043,750

Edina Multi-family Housing
Pre-refunded Revenue Bonds
Walker Assisted Living Series 1991
9.00% 2031                                                   1.66                      6,833,260

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 21.71% of net assets

--------------------------------------------------------------------------------
16 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance
AXP Minnesota Tax-Exempt Fund

          How your $10,000 has grown in AXP Minnesota Tax-Exempt Fund
(line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index
                 Lipper Minnesota Municipal Debt Funds Index
$20,000
                                                                    $17,382
                                              AXP Minnesota Tax-Exempt Fund
                                                                    Class A

$9,525
'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01



Average Annual Total Returns (as of June 30, 2001)

                   1 year          5 years       10 years     Since inception

Class A            +3.38%          +4.50%         +5.68%            N/A

Class B            +3.72%          +4.56%           N/A           +4.74%*
Class C            +6.75%            N/A            N/A           +7.95%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,998. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Minnesota Municipal Debt Funds Index. In comparing AXP Minnesota Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Minnesota Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
17 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings
AXP New York Tax-Exempt Fund

                                                            Percent                     Value
                                                        (of net assets)         (as of June 30, 2001)
United Nations Development Senior Lien
Pre-refunded Revenue Bonds Series 1992A
6.00% 2026                                                   4.62%                    $4,847,489

State Dormitory Authority College Revenue Bonds
Consolidated City University System Series 1993A
5.75% 2013                                                   3.18                      3,336,059

State Mortgage Agency Homeowner Mortgage
Revenue Bonds 27th Series 1992
6.90% 2015                                                   2.96                      3,105,390

State Environmental Facilities State Water Revolving
Fund Pollution Control Revenue Bonds Series 1990A
7.50% 2012                                                   2.94                      3,089,250

State Energy Research & Development Authority
Solid Waste Disposal Revenue Bonds
State Electric & Gas Company Series 1993A
A.M.T.
5.70% 2028                                                   2.91                      3,056,670

State Energy Research & Development Authority
Pollution Control Refunding Revenue Bonds
Rochester Gas & Electric Series 1992B
A.M.T.
6.50% 2032                                                   2.45                      2,576,300

State Urban Development Capital Correctional
Facilities Refunding Lease Revenue Bonds
Series 1994A
5.25% 2021                                                   2.39                      2,503,950

New York City Municipal Water Finance Authority
Water & Sewer System Revenue Bonds Series 1993
6.73% 2009                                                   2.05                      2,147,500

State Dormitory Authority State University
Educational Facilities Refunding Revenue Bonds
Series 1993A
5.50% 2019                                                   2.03                      2,131,840

New York City Industrial Development Agency
Civic Facilities Revenue Bonds Rockefeller Foundation
Series 1993
5.38% 2023                                                   1.93                      2,026,920

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 27.46% of net assets

--------------------------------------------------------------------------------
18 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance
AXP New York Tax-Exempt Fund

           How your $10,000 has grown in AXP New York Tax-Exempt Fund
(line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index
                 Lipper New York Municipal Debt Funds Index
$20,000
                                                                    $17,388
                                               AXP New York Tax-Exempt Fund
                                                                    Class A

$9,525
'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01

Average Annual Total Returns (as of June 30, 2001)

                   1 year          5 years       10 years     Since inception

Class A            +4.09%          +4.54%         +5.69%            N/A
Class B            +4.47%          +4.60%           N/A           +4.55%*
Class C            +7.26%            N/A            N/A           +8.47%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,724. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index. In comparing AXP New York Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper New York Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
19 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings
AXP Ohio Tax-Exempt Fund

                                                            Percent                     Value
                                                        (of net assets)         (as of June 30, 2001)
Lakota Local School District
Unlimited Tax Improvement
General Obligation Bonds Series 1994
6.25% 2014                                                   2.93%                    $2,216,539

State Air Quality Development Authority Refunding
Revenue Bonds JMG Funding Limited Partnership
Series 1994 A.M.T.
6.38% 2029                                                   2.78                      2,103,800

Erie County Hospital Improvement Refunding
Revenue Bonds Firelands Community Hospital Series 1992
6.75% 2015                                                   2.71                      2,052,620

Lorain County Hospital Facilities
Refunding Revenue Bonds EMH Regional Medical Center
Series 1995
5.38% 2021                                                   2.65                      2,009,980

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
5.25% 2021                                                   2.65                      2,007,480

State Municipal Electric Generation Agency Revenue Bonds
Joint Venture #5 Series 1993
5.38% 2024                                                   2.65                      2,004,760

Butler County Hospital Facility Improvement Refunding
Revenue Bonds Fort Hamilton-Hughes Memorial Center
Series 1991
7.50% 2010                                                   2.41                      1,823,605

Cuyahoga County Hospital Refunding Revenue Bonds
Cleveland Clinic Foundation Series 1992C
5.50% 2011                                                   2.04                      1,547,385

State Housing Finance Agency Mortgage Revenue
Bonds Aristocrat South Board & Care Series 1991A A.M.T.
7.30% 2031                                                   2.04                      1,546,095

North Olmstead County General Obligation Bonds Series 1996
5.00% 2016                                                   1.99                      1,504,035

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 24.85% of net assets

--------------------------------------------------------------------------------
20 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance
AXP Ohio Tax-Exempt Fund

             How your $10,000 has grown in AXP Ohio Tax-Exempt Fund
(line chart)
$30,000

                                   Lehman Brothers Municipal Bond Index
                 Lipper Ohio Municipal Debt Funds Index
$20,000
                                                                    $17,282
                                                   AXP Ohio Tax-Exempt Fund
                                                                    Class A

$9,525
'91     '92     '93     '94    '95    '96    '97     '98     '99     '00     '01

Average Annual Total Returns (as of June 30, 2001)

                   1 year          5 years       10 years     Since inception

Class A            +2.82%          +4.27%         +5.62%            N/A
Class B            +3.15%          +4.34%           N/A           +4.45%*
Class C            +6.27%            N/A            N/A           +7.49%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/91 to 6/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,624. Also see "Past Performance" in the Fund's current prospectus.


On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Ohio Municipal Debt Funds Index. In comparing AXP Ohio Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Ohio Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
21 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

--------------------------------------------------------------------------------
22 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 68 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Name,                           Position held           Principal             Other                 Committee
address,                        with Registrant         occupations           directorships         memberships
age                             and length of           during past
                                service                 5 years
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
H. Brewster Atwater, Jr.        Board member since      Retired chairman      Merck & Co., Inc.     Board
4900 IDS Tower                  1996                    and chief executive   (pharmaceuticals)     Effectiveness,
Minneapolis, MN 55402                                   officer, General                            Investment Review
Born in 1931                                            Mills, Inc.
                                                        (consumer foods)
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Arne H. Carlson                 Chair of the Board      Chairman, Board                             Contracts,
901 S. Marquette Ave.           since 1999              Services                                    Executive,
Minneapolis, MN 55402                                   Corporation                                 Investment Review,
Born in 1934                                            (provides                                   Board Effectiveness
                                                        administrative
                                                        services to boards)
                                                        Former Governor of
                                                        Minnesota
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Lynne V. Cheney                 Board member since      Distinguished         The Reader's Digest   Joint Audit,
American Enterprise             1994                    Fellow, AEI           Association Inc.      Contracts
Institute for Public
Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Livio D. DeSimone               Board member since      Retired chair of      Cargill,              Joint Audit,
30 Seventh Street               2001                    the board and chief   Incorporated          Contracts
St. Paul, MN 55101-4901                                 executive officer,    (commodity
Born in 1936                                            Minnesota Mining      merchants and
                                                        and Manufacturing     processors), Target
                                                        (3M)                  Corporation
                                                                              (department
                                                                              stores), General
                                                                              Mills, Inc.
                                                                              (consumer foods)
                                                                              and Vulcan
                                                                              Materials Company
                                                                              (construction
                                                                              materials/
                                                                              chemicals)
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Ira D. Hall                     Board member since      Treasurer, Texaco                           Joint Audit,
Texaco, Inc.                    2001                    Inc. since 1998.                            Investment Review
2000 Westchester Avenue                                 Prior to that,
White Plains, NY 10650                                  director,
Born in 1944.                                           International
                                                        Operations IBM Corp.
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Heinz F. Hutter                 Board member since      Retired president                           Board
P.O. Box 2187                   1994                    and chief operating                         Effectiveness,
Minneapolis, MN 55402                                   officer, Cargill,                           Investment Review
Born in 1929                                            Incorporated
                                                        (commodity
                                                        merchants and
                                                        processors)
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Anne P. Jones                   Board member since      Attorney and          Motorola, Inc.        Joint Audit, Board
5716 Bent Branch Rd.            1985                    telecommunications    (electronics)         Effectiveness
Bethesda, MD 20816                                      consultant
Born in 1935
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
William R. Pearce               Board member since      RII Weyerhaeuser                            Executive,
2050 One Financial Plaza        1980                    World Timberfund,                           Investment Review,
Minneapolis, MN 55402                                   L.P. (develops                              Board Effectiveness
Born in 1927                                            timber resources) --
                                                        management
                                                        committee; Former
                                                        chair, American
                                                        Express Funds
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Alan K. Simpson                 Board member since      Former three-term     Biogen, Inc.          Joint Audit,
1201 Sunshine Ave.              1997                    United States         (bio-pharmaceuticals) Contracts
Cody, WY 82414                                          Senator for Wyoming
Born in 1931
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
C. Angus Wurtele                Board member since      Retired chair of      The Valspar           Contracts,
Suite 1700 Foshay Tower         1994                    the board and chief   Corporation           Investment Review
Minneapolis, MN 55402                                   executive officer,    (paints), Bemis
Born in 1934                                            The Valspar           Corporation
                                                        Corporation           (packaging)
------------------------------- ----------------------- --------------------- --------------------- ---------------------


--------------------------------------------------------------------------------
23 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT


Board Members Affiliated with American Express Financial Corporation (AEFC)
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Name,                           Position held           Principal             Other                 Committee
address,                        with Registrant         occupations           directorships         Memberships
age                             and length of           during past
                                service                 5 years
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
David R. Hubers                 Board member since      Retired chief         Chronimed Inc.
50643 AXP Financial Center      1993                    executive officer,    (specialty
Minneapolis, MN 55474                                   director and chair    pharmaceutical
Born in 1943                                            of the board of AEFC  distribution), RTW
                                                                              Inc. (manages
                                                                              worker's
                                                                              compensation
                                                                              programs), Lawson
                                                                              Software, Inc.
                                                                              (technology based
                                                                              business
                                                                              applications)
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
John R. Thomas                  Board member since      Senior vice                                 Executive,
50652 AXP Financial Center      1987, president since   president -                                 Investment Review
Minneapolis, MN 55474           1997                    information and
Born in 1937                                            technology of AEFC
------------------------------- ----------------------- --------------------- --------------------- ---------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers

------------------------------- ----------------------- --------------------- --------------------- ---------------------
Name,                           Position held           Principal             Other                 Committee
address,                        with Registrant         occupations           directorships         memberships
age                             and length of           during past
                                service                 5 years
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
John M. Knight                  Treasurer since 1999    Vice president -
50005 AXP Financial Center                              investment
Minneapolis, MN 55474                                   accounting of AEFC
Born in 1952
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Leslie L. Ogg                   Vice president,         President of Board
901 S. Marquette Ave.           general counsel, and    Services Corporation
Minneapolis, MN 55402           secretary since 1978
Born in 1938
------------------------------- ----------------------- --------------------- --------------------- ---------------------
------------------------------- ----------------------- --------------------- --------------------- ---------------------
Frederick C. Quirsfeld          Vice president since    Senior vice
53609 AXP Financial Center      1998                    president - fixed
Minneapolis, MN 55474                                   income of AEFC
Born in 1947
------------------------------- ----------------------- --------------------- --------------------- ---------------------


--------------------------------------------------------------------------------
24 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Independent Auditors' Report
THE BOARD AND SHAREHOLDERS
AXP CALIFORNIA TAX-EXEMPT TRUST
AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP California Tax-Exempt Fund (a fund within AXP California Tax-Exempt Trust) and AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (funds within AXP Special Tax-Exempt Series Trust) as of June 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2001, and the financial highlights for each of the years in the five-year period ended June 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund as of June 30, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
August 3, 2001

--------------------------------------------------------------------------------
26 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Financial Statements
Statements of assets and liabilities

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                             California     Massachusetts     Michigan
                                                                             Tax-Exempt      Tax-Exempt      Tax-Exempt
June 30, 2001                                                                   Fund            Fund            Fund

Assets
Investments in securities, at value (Note 1)
   (identified cost $232,904,178, $80,369,995 and $68,933,571)              $248,420,782     $82,359,714    $72,675,394
Cash in bank on demand deposit                                                    69,691          22,510          6,977
Accrued interest receivable                                                    3,531,434       1,657,950      1,062,437
Receivable for investment securities sold                                      4,317,187              --             --
                                                                               ---------             ---            ---
Total assets                                                                 256,339,094      84,040,174     73,744,808
                                                                             -----------      ----------     ----------

Liabilities
Dividends payable to shareholders                                                 88,268          27,532         24,725

Accrued investment management services fee                                         3,299           1,083            948

Accrued distribution fee                                                           2,270             972            642
Accrued transfer agency fee                                                          263             132             94
Accrued administrative services fee                                                  280              92             81
Other accrued expenses                                                            28,811          26,913         36,381
                                                                                  ------          ------         ------
Total liabilities                                                                123,191          56,724         62,871
                                                                                 -------          ------         ------
Net assets applicable to outstanding shares                                 $256,215,903     $83,983,450    $73,681,937
                                                                            ============     ===========    ===========

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    494,987     $   158,962    $   139,741
Additional paid-in capital                                                   248,712,602      83,258,171     72,229,875
Undistributed (excess of distributions over) net investment income                10,398              (2)            15
Accumulated net realized gain (loss) (Note 6)                                 (8,646,889)     (1,423,400)    (2,429,517)
Unrealized appreciation (depreciation) on investments (Note 5)                15,644,805       1,989,719      3,741,823
                                                                              ----------       ---------      ---------
Total -- representing net assets applicable to outstanding shares           $256,215,903     $83,983,450    $73,681,937
                                                                            ============     ===========    ===========
Net assets applicable to outstanding shares:   Class A                      $231,307,621     $64,752,672    $66,982,257
                                               Class B                      $ 23,816,952     $18,490,629    $ 6,480,055
                                               Class C                      $  1,091,330     $   740,149    $   219,625
Outstanding shares of beneficial interest:     Class A shares                 44,685,006      12,256,160     12,703,629
                                               Class B shares                  4,602,988       3,499,925      1,228,832
                                               Class C shares                    210,695         140,089         41,645
Net asset value per share:                     Class A                      $       5.18     $      5.28    $      5.27
                                               Class B                      $       5.17     $      5.28    $      5.27
                                               Class C                      $       5.18     $      5.28    $      5.27
                                                                            ------------     -----------    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of assets and liabilities

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust


                                                                              Minnesota       New York          Ohio
                                                                             Tax-Exempt      Tax-Exempt      Tax-Exempt
June 30, 2001                                                                   Fund            Fund            Fund
Assets

Investments in securities, at value (Note 1)
   (identified cost $395,770,324, $98,104,546 and $71,701,373)              $405,095,984    $103,704,963    $74,687,367

Cash in bank on demand deposit                                                   197,323          26,095        144,881
Accrued interest receivable                                                    6,701,739       1,632,532        940,752
Receivable for investment securities sold                                        338,521          12,575          6,094
Total assets                                                                 412,333,567     105,376,165     75,779,094
                                                                             -----------     -----------     ----------

Liabilities

Dividends payable to shareholders                                                178,845          35,132         21,825

Payable for investment securities purchased                                           --         338,759             --
Accrued investment management services fee                                         5,196           1,353            975
Accrued distribution fee                                                           3,953           1,059            699
Accrued transfer agency fee                                                          592             151             98
Accrued administrative services fee                                                  429             115             83
Other accrued expenses                                                            45,339          17,766         25,914
                                                                                  ------          ------         ------
Total liabilities                                                                234,354         394,335         49,594
                                                                                 -------         -------         ------
Net assets applicable to outstanding shares                                 $412,099,213    $104,981,830    $75,729,500
                                                                            ============    ============    ===========

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    801,397    $    205,184    $   143,604
Additional paid-in capital                                                   412,973,934     101,635,979     74,579,623
Undistributed (excess of distributions over) net investment income               100,093             (16)            (1)
Accumulated net realized gain (loss) (Note 6)                                (11,179,933)     (2,467,112)    (1,987,098)
Unrealized appreciation (depreciation) on investments (Note 5)                 9,403,722       5,607,795      2,993,372
                                                                               ---------       ---------      ---------
Total -- representing net assets applicable to outstanding shares           $412,099,213    $104,981,830    $75,729,500
                                                                            ============    ============    ===========
Net assets applicable to outstanding shares:   Class A                      $357,171,329    $ 88,469,657    $66,944,092
                                               Class B                      $ 53,194,945    $ 16,140,120    $ 8,091,928
                                               Class C                      $  1,732,939    $    372,053    $   693,480
Outstanding shares of beneficial interest:     Class A shares                 69,458,878      17,291,139     12,694,446
                                               Class B shares                 10,343,954       3,154,544      1,534,487
                                               Class C shares                    336,830          72,754        131,454
Net asset value per share:                     Class A                      $       5.14    $       5.12    $      5.27
                                               Class B                      $       5.14    $       5.12    $      5.27
                                               Class C                      $       5.14    $       5.11    $      5.28
                                                                            ------------    ------------    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of operations

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                             California     Massachusetts     Michigan
                                                                             Tax-Exempt      Tax-Exempt      Tax-Exempt
Year ended June 30, 2001                                                        Fund            Fund            Fund

Investment income
Income:
Interest                                                                     $13,906,342      $4,695,182     $4,310,730
                                                                             -----------      ----------     ----------
Expenses (Note 2):
Investment management services fee                                             1,162,687         369,827        336,169
Distribution fee
   Class A                                                                       562,308         154,135        163,461
   Class B                                                                       221,970         164,467         60,565
   Class C                                                                         4,017           5,846            832
Transfer agency fee                                                               84,154          41,575         30,817
Incremental transfer agency fee
   Class A                                                                         8,404           3,796          3,171
   Class B                                                                         1,764           1,414            512
   Class C                                                                            45              13             10
Administrative services fees and expenses                                        110,418          32,247         29,317
Compensation of board members                                                      8,519           8,519          8,519
Custodian fees                                                                    17,522           9,200          8,006
Printing and postage                                                              25,293           8,085          5,878
Registration fees                                                                 44,011          53,901         56,360
Audit fees                                                                        17,500          16,000         16,000
Other                                                                              3,973           8,875          7,697
                                                                                   -----           -----          -----
Total expenses                                                                 2,272,585         877,900        727,314
   Earnings credits on cash balances (Note 2)                                    (47,014)        (22,831)       (16,786)
                                                                                 -------         -------        -------
Total net expenses                                                             2,225,571         855,069        710,528
                                                                               ---------         -------        -------
Investment income (loss) -- net                                               11,680,771       3,840,113      3,600,202
                                                                              ----------       ---------      ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                712,448         124,201        191,171
   Futures contracts                                                          (2,543,196)             --             --
                                                                              ----------             ---            ---
Net realized gain (loss) on investments                                       (1,830,748)        124,201        191,171
Net change in unrealized appreciation (depreciation) on investments            8,710,217       2,441,440      2,276,366
                                                                               ---------       ---------      ---------
Net gain (loss) on investments                                                 6,879,469       2,565,641      2,467,537
                                                                               ---------       ---------      ---------
Net increase (decrease) in net assets resulting from operations              $18,560,240      $6,405,754     $6,067,739
                                                                             ===========      ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of operations

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                              Minnesota       New York          Ohio
                                                                             Tax-Exempt      Tax-Exempt      Tax-Exempt
Year ended June 30, 2001                                                        Fund            Fund            Fund

Investment income
Income:
Interest                                                                     $24,675,815      $5,814,438     $4,177,028
                                                                             -----------      ----------     ----------
Expenses (Note 2):
Investment management services fee                                             1,809,270         470,866        332,912
Distribution fee
   Class A                                                                       861,815         214,968        158,858
   Class B                                                                       471,780         140,599         71,754
   Class C                                                                         6,846           1,357          1,126
Transfer agency fee                                                              190,640          48,174         30,915
Incremental transfer agency fee
   Class A                                                                        18,803           4,670          3,092
   Class B                                                                         4,382           1,218            647
   Class C                                                                            74              26              9
Administrative services fees and expenses                                        141,349          41,153         28,999
Compensation of board members                                                      8,519           8,519          8,519
Custodian fees                                                                    27,121          11,014          8,010
Printing and postage                                                              44,718           1,728          8,193
Registration fees                                                                 63,120          48,198         42,561
Audit fees                                                                        19,000          17,500         16,000
Other                                                                              8,380           5,200          2,551
                                                                                   -----           -----          -----
Total expenses                                                                 3,675,817       1,015,190        714,146
   Earnings credits on cash balances (Note 2)                                    (52,343)        (10,567)       (15,569)
                                                                                 -------         -------        -------
Total net expenses                                                             3,623,474       1,004,623        698,577
                                                                               ---------       ---------        -------
Investment income (loss) -- net                                               21,052,341       4,809,815      3,478,451
                                                                              ----------       ---------      ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                              (335,119)         633,995         45,155
   Futures contracts                                                          (1,608,857)        (72,163)      (162,879)
                                                                              ----------         -------       --------
Net realized gain (loss) on investments                                       (1,943,976)        561,832       (117,724)
Net change in unrealized appreciation (depreciation) on investments           12,884,312       3,325,987      1,999,088
                                                                              ----------       ---------      ---------
Net gain (loss) on investments                                                10,940,336       3,887,819      1,881,364
                                                                              ----------       ---------      ---------
Net increase (decrease) in net assets resulting from operations              $31,992,677      $8,697,634     $5,359,815
                                                                             ===========      ==========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                             California Tax-Exempt Fund     Massachusetts Tax-Exempt Fund
Year ended June 30,                                              2001           2000            2001            2000

Operations and distributions
Investment income (loss) -- net                              $ 11,680,771   $ 12,519,505    $  3,840,113   $  4,137,360
Net realized gain (loss) on investments                        (1,830,748)    (1,375,667)        124,201       (595,611)
Net change in unrealized appreciation (depreciation)
   on investments                                               8,710,217     (7,129,128)      2,441,440     (3,933,993)
                                                                ---------     ----------       ---------     ----------
Net increase (decrease) in net assets resulting
   from operations                                             18,560,240      4,014,710       6,405,754       (392,244)
                                                               ----------      ---------       ---------       --------
Distributions to shareholders from:
   Net investment income
     Class A                                                  (10,760,792)   (11,607,146)     (3,110,622)    (3,435,437)
     Class B                                                     (893,383)      (912,358)       (705,659)      (743,470)
     Class C                                                      (16,198)            --         (25,202)            --
   Net realized gain
     Class A                                                           --             --              --           (507)
     Class B                                                           --             --              --           (130)
     Class C                                                           --             --              --             --
                                                                      ---            ---             ---            ---
Total distributions                                           (11,670,373)   (12,519,504)     (3,841,483)    (4,179,544)
                                                              -----------    -----------      ----------     ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                     39,718,956     32,986,509      10,931,282     10,282,330
   Class B shares                                               6,533,410      5,768,913       3,986,974      3,974,341
   Class C shares                                               1,283,535          2,000         401,630        302,203
Reinvestment of distributions at net asset value
   Class A shares                                               7,119,547      7,691,981       2,494,457      2,684,138
   Class B shares                                                 682,053        698,334         547,285        598,328
   Class C shares                                                  12,648             --          25,164             --
Payments for redemptions
   Class A shares                                             (35,050,333)   (65,575,795)    (10,097,344)   (20,313,022)
   Class B shares (Note 2)                                     (4,535,825)    (6,199,583)     (2,202,984)    (4,979,083)
   Class C shares (Note 2)                                       (199,923)            --          (7,584)            --
                                                                 --------            ---          ------            ---
Increase (decrease) in net assets from share transactions      15,564,068    (24,627,641)      6,078,880     (7,450,765)
                                                               ----------    -----------       ---------     ----------
Total increase (decrease) in net assets                        22,453,935    (33,132,435)      8,643,151    (12,022,553)
Net assets at beginning of year                               233,761,968    266,894,403      75,340,299     87,362,852
                                                              -----------    -----------      ----------     ----------
Net assets at end of year                                    $256,215,903   $233,761,968    $ 83,983,450   $ 75,340,299
                                                             ============   ============    ============   ============
Undistributed (excess of distributions over)
   net investment income                                     $     10,398   $         --    $         (2)  $      1,368
                                                             ------------   ------------    ------------   ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                              Michigan Tax-Exempt Fund        Minnesota Tax-Exempt Fund
Year ended June 30,                                              2001           2000            2001            2000

Operations and distributions
Investment income (loss) -- net                              $  3,600,202   $  4,040,334    $ 21,052,341  $  23,150,982
Net realized gain (loss) on investments                           191,171     (1,385,947)     (1,943,976)    (1,007,388)
Net change in unrealized appreciation (depreciation)
   on investments                                               2,276,366     (3,025,369)     12,884,312    (21,736,643)
Net increase (decrease) in net assets resulting
   from operations                                              6,067,739       (370,982)     31,992,677        406,951
                                                                ---------       --------      ----------        -------
Distributions to shareholders from:
   Net investment income
     Class A                                                   (3,327,020)    (3,751,726)    (18,810,469)   (20,827,151)
     Class B                                                     (262,535)      (295,567)     (2,219,057)    (2,212,248)
     Class C                                                       (3,631)            --         (32,460)            --
   Net realized gain
     Class A                                                           --         (4,302)             --             --
     Class B                                                           --           (409)             --             --
                                                                      ---           ----             ---            ---
Total distributions                                            (3,593,186)    (4,052,004)    (21,061,986)   (23,039,399)
                                                               ----------     ----------     -----------    -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                      8,519,696      9,682,669      72,638,585     64,411,374
   Class B shares                                               1,208,719      1,357,740      12,617,886     12,060,209
   Class C shares                                                 216,679          2,000       1,721,901          2,000
Reinvestment of distributions at net asset value
   Class A shares                                               2,517,943      2,736,240      14,979,095     16,104,962
   Class B shares                                                 198,272        222,111       1,846,453      1,823,682
   Class C shares                                                   1,174             --          28,344             --
Payments for redemptions
   Class A shares                                             (11,731,757)   (19,584,407)    (79,888,353)  (126,213,915)
   Class B shares (Note 2)                                     (1,047,810)    (1,871,092)     (7,009,477)   (12,684,696)
   Class C shares (Note 2)                                             --             --         (29,028)            --
                                                                      ---            ---         -------            ---
Increase (decrease) in net assets from share transactions        (117,084)    (7,454,739)     16,905,406    (44,496,384)
                                                                 --------     ----------      ----------    -----------
Total increase (decrease) in net assets                         2,357,469    (11,877,725)     27,836,097    (67,128,832)
Net assets at beginning of year                                71,324,468     83,202,193     384,263,116    451,391,948
                                                               ----------     ----------     -----------    -----------
Net assets at end of year                                    $ 73,681,937   $ 71,324,468    $412,099,213  $ 384,263,116
                                                             ============   ============    ============  =============
Undistributed (excess of distributions over)
   net investment income                                     $         15   $     (7,001)   $    100,093  $     109,738
                                                             ------------   ------------    ------------  -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                              New York Tax-Exempt Fund          Ohio Tax-Exempt Fund
Year ended June 30,                                              2001           2000            2001            2000

Operations and distributions
Investment income (loss) -- net                              $  4,809,815   $  5,485,609    $  3,478,451   $  3,689,250
Net realized gain (loss) on investments                           561,832       (812,443)       (117,724)      (716,775)
Net change in unrealized appreciation (depreciation)
   on investments                                               3,325,987     (4,393,371)      1,999,088     (2,615,074)
                                                                ---------     ----------       ---------     ----------
Net increase (decrease) in net assets resulting
   from operations                                              8,697,634        279,795       5,359,815        357,401
                                                                ---------        -------       ---------        -------
Distributions to shareholders from:
   Net investment income
     Class A                                                   (4,229,578)    (4,864,876)     (3,170,105)    (3,370,300)
     Class B                                                     (585,710)      (609,708)       (303,547)      (319,979)
     Class C                                                       (5,568)            --          (4,799)            --
                                                                   ------            ---          ------            ---
Total distributions                                            (4,820,856)    (5,474,584)     (3,478,451)    (3,690,279)
                                                               ----------     ----------      ----------     ----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                     10,426,775     11,946,734      13,023,386     11,263,709
   Class B shares                                               4,013,030      4,440,284       2,015,019      1,346,434
   Class C shares                                                 357,049         69,000         686,081          2,000
Reinvestment of distributions at net asset value
   Class A shares                                               3,190,608      3,542,377       2,420,796      2,342,776
   Class B shares                                                 433,889        483,551         231,940        244,089
   Class C shares                                                   3,471             --           4,639             --
Payments for redemptions
   Class A shares                                             (13,763,371)   (28,059,049)    (10,236,659)   (19,406,820)
   Class B shares (Note 2)                                     (2,300,461)    (4,369,115)       (937,170)    (2,438,407)
   Class C shares (Note 2)                                        (61,242)            --              --             --
                                                                  -------            ---             ---            ---
Increase (decrease) in net assets from share transactions       2,299,748    (11,946,218)      7,208,032     (6,646,219)
                                                                ---------    -----------       ---------     ----------
Total increase (decrease) in net assets                         6,176,526    (17,141,007)      9,089,396     (9,979,097)
Net assets at beginning of year                                98,805,304    115,946,311      66,640,104     76,619,201
                                                               ----------    -----------      ----------     ----------
Net assets at end of year                                    $104,981,830   $ 98,805,304    $ 75,729,500   $ 66,640,104
                                                             ============   ============    ============   ============
Undistributed (excess of distributions over)
   net investment income                                     $        (16)  $     11,025    $         (1)  $         (1)
                                                             ------------   ------------    ------------   ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Notes to Financial Statements

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.


Class C shares of the Funds were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased the following shares of capital stock, which represented the following initial capital in each Fund's Class C shares:

Fund                              Number of shares     Initial capital per share
California Tax-Exempt Fund              398                     $5.03
Massachusetts Tax-Exempt Fund           391                      5.11
Michigan Tax-Exempt Fund                393                      5.09
Minnesota Tax-Exempt Fund               400                      5.00
New York Tax-Exempt Fund                407                      4.92
Ohio Tax-Exempt Fund                    390                      5.13


Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.


Each Fund offers Class A, Class B and Class C shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


Each Fund's significant accounting policies are summarized below:


Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
33 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.


Futures transactions
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its commitment. As of June 30, 2001, AXP New York Tax-Exempt Fund had entered into outstanding when-issued or forward-commitments of $338,759.


Federal taxes
Each Fund's policy to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.


Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
34 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.


Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.


Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00


Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.


Sales charges received by the Distributor for distributing the Funds' shares for the year ended June 30, 2001, are as follows:

Fund                                 Class A       Class B      Class C
California Tax-Exempt Fund          $346,450       $26,001       $1,569
Massachusetts Tax-Exempt Fund        124,831        19,367           75
Michigan Tax-Exempt Fund              89,967         8,755           --
Minnesota Tax-Exempt Fund            520,061        42,182           28
New York Tax-Exempt Fund             102,023        22,653          242
Ohio Tax-Exempt Fund                  93,914         9,791           --

During the year ended June 30, 2001, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                          Reduction
California Tax-Exempt Fund                                      $47,014
Massachusetts Tax-Exempt Fund                                    22,831
Michigan Tax-Exempt Fund                                         16,786
Minnesota Tax-Exempt Fund                                        52,343
New York Tax-Exempt Fund                                         10,567
Ohio Tax-Exempt Fund                                             15,569

3. SECURITIES TRANSACTIONS
For the year ended June 30, 2001, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                             Purchases     Proceeds
California Tax-Exempt Fund                     $25,209,739  $32,816,943
Massachusetts Tax-Exempt Fund                    3,274,618    4,495,486
Michigan Tax-Exempt Fund                         3,009,165    6,513,167
Minnesota Tax-Exempt Fund                       16,002,014   32,047,636
New York Tax-Exempt Fund                        12,132,602   18,510,085
Ohio Tax-Exempt Fund                             4,890,507    2,225,845

Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
35 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

4. SHARE TRANSACTIONS
Transactions in shares of each Fund for the years indicated are as follows:

                                                California Tax-Exempt Fund
                                                 Year ended June 30, 2001
                                         Class A        Class B         Class C
Sold                                   7,659,300      1,263,236         246,520
Issued for reinvested distributions    1,376,078        131,813           2,434
Redeemed                              (6,761,420)      (879,873)        (38,657)
                                      ----------       --------         -------
Net increase (decrease)                2,273,958        515,176         210,297
                                       ---------        -------         -------

                                                 Year ended June 30, 2000
                                         Class A        Class B        Class C*
Sold                                   6,630,939      1,156,809             398
Issued for reinvested distributions    1,545,163        140,357              --
Redeemed                             (13,199,838)    (1,249,749)             --
                                     -----------     ----------             ---
Net increase (decrease)               (5,023,736)        47,417             398
                                      ----------         ------             ---

                                              Massachusetts Tax-Exempt Fund
                                                 Year ended June 30, 2001
                                         Class A        Class B         Class C
Sold                                   2,084,519        761,081          77,464
Issued for reinvested distributions      476,839        104,628           4,807
Redeemed                              (1,929,278)      (422,594)         (1,437)
                                      ----------       --------          ------
Net increase (decrease)                  632,080        443,115          80,834
                                         -------        -------          ------

                                                 Year ended June 30, 2000
                                         Class A        Class B        Class C*
Sold                                   1,990,307        767,970          59,255
Issued for reinvested distributions      522,475        116,483              --
Redeemed                              (3,959,643)      (966,813)             --
                                      ----------       --------          ------
Net increase (decrease)               (1,446,861)       (82,360)         59,255
                                      ----------        -------          ------

                                                 Michigan Tax-Exempt Fund
                                                 Year ended June 30, 2001
                                         Class A        Class B         Class C
Sold                                   1,627,887        230,545          41,029
Issued for reinvested distributions      483,154         38,031             223
Redeemed                              (2,251,346)      (201,446)             --
                                      ----------       --------          ------
Net increase (decrease)                 (140,305)        67,130          41,252
                                        --------         ------          ------

                                                 Year ended June 30, 2000
                                         Class A        Class B        Class C*
Sold                                   1,885,978        262,272             393
Issued for reinvested distributions      533,379         43,272              --
Redeemed                              (3,824,914)      (366,568)             --
                                      ----------       --------             ---
Net increase (decrease)               (1,405,557)       (61,024)            393
                                      ----------        -------             ---

                                                Minnesota Tax-Exempt Fund
                                                 Year ended June 30, 2001
                                         Class A        Class B         Class C
Sold                                  14,211,979      2,466,687         336,562
Issued for reinvested distributions    2,933,370        361,533           5,526
Redeemed                             (15,653,720)    (1,377,164)         (5,658)
                                     -----------     ----------          ------
Net increase (decrease)                1,491,629      1,451,056         336,430
                                       ---------      ---------         -------

                                                 Year ended June 30, 2000
                                         Class A        Class B        Class C*
Sold                                  12,812,025      2,393,608             400
Issued for reinvested distributions    3,206,595        363,460              --
Redeemed                             (25,180,705)    (2,538,499)             --
                                     -----------     ----------             ---
Net increase (decrease)               (9,162,085)       218,569             400
                                      ----------        -------             ---

* Inception date was June 26, 2000.

--------------------------------------------------------------------------------
36 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

                                                 New York Tax-Exempt Fund
                                                 Year ended June 30, 2001
                                         Class A        Class B         Class C
Sold                                   2,061,413        789,717          70,172
Issued for reinvested distributions      631,197         85,801             680
Redeemed                              (2,729,151)      (456,854)        (12,150)
                                      ----------       --------         -------
Net increase (decrease)                  (36,541)       418,664          58,702
                                         -------        -------          ------

                                                 Year ended June 30, 2000
                                         Class A        Class B        Class C*
Sold                                   2,432,603        901,503          14,052
Issued for reinvested distributions      720,424         98,421              --
Redeemed                              (5,723,434)      (889,429)             --
                                      ----------       --------          ------
Net increase (decrease)               (2,570,407)       110,495          14,052
                                      ----------        -------          ------

                                                  Ohio Tax-Exempt Fund
                                                 Year ended June 30, 2001
                                         Class A        Class B         Class C
Sold                                   2,487,537        385,003         130,184
Issued for reinvested distributions      462,347         44,290             880
Redeemed                              (1,957,754)      (179,453)             --
                                      ----------       --------          ------
Net increase (decrease)                  992,130        249,840         131,064
                                         -------        -------          ------

                                                 Year ended June 30, 2000
                                         Class A        Class B        Class C*
Sold                                   2,204,022        261,911             390
Issued for reinvested distributions      456,700         47,594              --
Redeemed                              (3,796,480)      (474,614)             --
                                      ----------       --------             ---
Net increase (decrease)               (1,135,758)      (165,109)            390
                                      ----------       --------             ---

* Inception date was June 26, 2000.

5. MUNICIPAL INTEREST RATE FUTURES CONTRACTS

Investments in securities as of June 30, 2001, included securities that were valued and pledged as collateral to cover initial margin deposits (see "Summary of significant accounting policies") as follows:


                                         Market value            Open purchase
Fund                                     of collateral         (sale) contracts
California Tax-Exempt Fund                 $627,531                    (270)
Minnesota Tax-Exempt Fund                   537,499                    (250)
New York Tax-Exempt Fund                    125,764                     (15)
Ohio Tax-Exempt Fund                        221,185                     (15)

The market value of the open sale contracts as of June 30, 2001, was as follows:

                                         Market value           Net unrealized
Fund                                      of futures              gain (loss)
California Tax-Exempt Fund              $27,641,250                $128,201
Minnesota Tax-Exempt Fund                25,593,750                  78,062
New York Tax-Exempt Fund                  1,535,625                   7,378
Ohio Tax-Exempt Fund                      1,535,625                   7,378


The Funds maintain, in a segregated account with their custodian, bonds with at least a market value equal to the value of open long futures contracts, if any.


--------------------------------------------------------------------------------
37 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs were as follows as of June 30, 2001:

Fund                                       Carry-over          Expiration date

California Tax-Exempt Fund                 $6,561,937             2007-2010
Massachusetts Tax-Exempt Fund                 899,068             2008-2010
Michigan Tax-Exempt Fund                    1,687,209             2008-2010
Minnesota Tax-Exempt Fund                   7,573,386             2005-2010
New York Tax-Exempt Fund                    2,160,266             2005-2010
Ohio Tax-Exempt Fund                        1,276,710             2005-2010


It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the year ended June 30, 2001.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in their net assets.

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Class A

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.03        $5.18        $5.35        $5.24        $5.15
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .25          .26          .27          .29          .29
Net gains (losses) (both realized and unrealized)                   .15         (.15)        (.17)         .11          .10
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .40          .11          .10          .40          .39
                                                                    ---          ---          ---          ---          ---

Less distributions:
Dividends from net investment income                               (.25)        (.26)        (.27)        (.29)        (.29)
Distributions from realized gains                                    --           --           --           --         (.01)
                                                                   ----         ----         ----          ---          ---
Total distributions                                                (.25)        (.26)        (.27)        (.29)        (.30)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.18        $5.03        $5.18        $5.35        $5.24
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $231         $213         $246         $239         $232
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(c)                   .85%         .82%         .79%         .75%         .77%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       4.79%        5.18%        4.97%        5.24%        5.64%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           11%          18%          16%          15%          14%
                                                                    --           --           --           --           --
Total return(e)                                                   8.00%        2.19%        1.80%        7.72%        7.77%
                                                                  ----         ----         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
38 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Trust
AXP California Tax-Exempt Fund

Class B

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.03        $5.18        $5.35        $5.24        $5.15
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .21          .22          .22          .25          .25
Net gains (losses) (both realized and unrealized)                   .14         (.15)        (.17)         .11          .10
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .35          .07          .05          .36          .35
                                                                    ---          ---          ---          ---          ---

Less distributions:
Dividends from net investment income                               (.21)        (.22)        (.22)        (.25)        (.25)
Distributions from realized gains                                    --           --           --           --         (.01)
                                                                    ---          ---          ---          ---          ---
Total distributions                                                (.21)        (.22)        (.22)        (.25)        (.26)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.17        $5.03        $5.18        $5.35        $5.24
                                                                  -----        -----        -----        -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $24          $21          $21          $15          $10
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                  1.60%        1.58%        1.53%        1.50%        1.52%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       3.99%        4.43%        4.23%        4.50%        4.94%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           11%          18%          16%          15%          14%
                                                                    --           --           --           --           --
Total return(e)                                                   6.98%        1.44%        1.03%        6.94%        6.95%
                                                                  ----         ----         ----         ----         ----

Class C

Per share income and capital changes(a)
Fiscal period ended June 30,                                   2001    2000(b)
Net asset value, beginning of period                          $5.03     $5.02
                                                              -----     -----
Income from investment operations:
Net investment income (loss)                                    .21        --
Net gains (losses) (both realized and unrealized)               .15       .01
                                                                ---       ---
Total from investment operations                                .36       .01
                                                                ---       ---

Less distributions:
Dividends from net investment income                           (.21)       --
                                                               ----       ---
Net asset value, end of period                                $5.18     $5.03
                                                              -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                          $1       $--
                                                                 --       ---
Ratio of expenses to average daily net assets(c)              1.60%     1.58%(d)
                                                              ----      ----
Ratio of net investment income (loss)
to average daily net assets                                   4.04%     4.43%(d)
                                                              ----      ----
Portfolio turnover rate (excluding short-term securities)       11%       18%
                                                                --        --
Total return(e)                                               7.20%      .20%
                                                              ----       ---


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
39 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Class A

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.11        $5.39        $5.56        $5.42        $5.30
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .27          .27          .27          .29          .29
Net gains (losses) (both realized and unrealized)                   .17         (.27)        (.17)         .14          .12
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .44           --          .10          .43          .41
                                                                    ---          ---          ---          ---          ---

Less distributions:
Dividends from net investment income                               (.27)        (.28)        (.27)        (.29)        (.29)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.28        $5.11        $5.39        $5.56        $5.42
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $65          $59          $70          $67          $67
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                   .95%         .93%         .81%         .82%         .84%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       5.04%        5.28%        4.99%        5.17%        5.32%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%           7%           5%           9%           8%
                                                                     -            -            -            -            -
Total return(e)                                                   8.64%         .04%        1.72%        8.13%        7.81%
                                                                  ----          ---         ----         ----         ----

Class B

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.11        $5.39        $5.56        $5.42        $5.30
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .23          .24          .23          .24          .25
Net gains (losses) (both realized and unrealized)                   .17         (.28)        (.17)         .14          .12
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .40         (.04)         .06          .38          .37
                                                                    ---         ----          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.23)        (.24)        (.23)        (.24)        (.25)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.28        $5.11        $5.39        $5.56        $5.42
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $18          $16          $17          $13           $8
                                                                    ---          ---          ---          ---           --
Ratio of expenses to average daily net assets(c)                  1.70%        1.69%        1.56%        1.57%        1.59%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       4.28%        4.53%        4.25%        4.43%        4.58%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%           7%           5%           9%           8%
                                                                     -            -            -            -            -
Total return(e)                                                   7.83%        (.71%)        .96%        7.32%        7.00%
                                                                  ----         ----          ---         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
40 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Massachusetts Tax-Exempt Fund

Class C

Per share income and capital changes(a)
Fiscal period ended June 30,                                  2001     2000(b)
Net asset value, beginning of period                         $5.11      $5.10
                                                             -----      -----
Income from investment operations:
Net investment income (loss)                                   .23         --
Net gains (losses) (both realized and unrealized)              .17        .01
                                                               ---        ---
Total from investment operations                               .40        .01
                                                               ---        ---
Less distributions:
Dividends from net investment income                          (.23)        --
                                                              ----        ---
Net asset value, end of period                               $5.28      $5.11
                                                             -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                         $1        $--
                                                                --        ---
Ratio of expenses to average daily net assets(c)             1.70%      1.69%(d)
                                                             ----       ----
Ratio of net investment income (loss)
to average daily net assets                                  4.30%      4.53%(d)
                                                             ----       ----
Portfolio turnover rate (excluding short-term securities)       4%         7%
                                                                -          -
Total return(e)                                              7.84%       .20%
                                                             ----        ---


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
41 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Class A

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.09        $5.38        $5.57        $5.44        $5.36
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .27          .27          .28          .29          .29
Net gains (losses) (both realized and unrealized)                   .18         (.29)        (.17)         .13          .08
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .45         (.02)         .11          .42          .37
                                                                    ---         ----          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.27)        (.27)        (.28)        (.29)        (.29)
Distributions from realized gains                                    --           --         (.02)          --           --
                                                                   ----         ----          ---          ---          ---
Total distributions                                                (.27)        (.27)        (.30)        (.29)        (.29)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.27        $5.09        $5.38        $5.57        $5.44
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $67          $65          $77          $77          $77
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                   .95%         .89%         .83%         .82%         .81%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       5.09%        5.30%        5.00%        5.19%        5.38%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%          12%          20%          10%          21%
                                                                     -           --           --           --           --
Total return(e)                                                   8.90%        (.14%)       1.92%        7.66%        7.12%
                                                                  ----         ----         ----         ----         ----

Class B

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.09        $5.38        $5.57        $5.44        $5.36
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .23          .23          .24          .25          .25
Net gains (losses) (both realized and unrealized)                   .18         (.29)        (.17)         .13          .08
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .41         (.06)         .07          .38          .33
                                                                    ---         ----          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.23)        (.23)        (.24)        (.25)        (.25)
Distributions from realized gains                                    --           --         (.02)          --           --
                                                                    ---          ---         ----          ---         ----
Total distributions                                                (.23)        (.23)        (.26)        (.25)        (.25)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.27        $5.09        $5.38        $5.57        $5.44
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $6           $6           $7           $5           $4
                                                                     --           --           --           --           --
Ratio of expenses to average daily net assets(c)                  1.70%        1.64%        1.59%        1.57%        1.56%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       4.34%        4.55%        4.25%        4.44%        4.65%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%          12%          20%          10%          21%
                                                                     -           --           --           --           --
Total return(e)                                                   8.09%        (.92%)       1.17%        6.86%        6.32%
                                                                  ----         ----         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
42 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Michigan Tax-Exempt Fund

Class C

Per share income and capital changes(a)
Fiscal period ended June 30,                                  2001     2000(b)
Net asset value, beginning of period                         $5.09      $5.08
                                                             -----      -----
Income from investment operations:
Net investment income (loss)                                   .22         --
Net gains (losses) (both realized and unrealized)              .18        .01
                                                               ---        ---
Total from investment operations                               .40        .01
                                                               ---        ---
Less distributions:
Dividends from net investment income                          (.22)        --
                                                              ----        ---
Net asset value, end of period                               $5.27      $5.09
                                                             -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                        $--        $--
                                                               ---        ---
Ratio of expenses to average daily net assets(c)             1.70%      1.64%(d)
                                                             ----       ----
Ratio of net investment income (loss)
to average daily net assets                                  4.36%      4.23%(d)
                                                             ----       ----
Portfolio turnover rate (excluding short-term securities)       4%        12%
                                                                -         --
Total return(e)                                              8.02%       .20%
                                                             ----        ---


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
43 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Class A

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.00        $5.26        $5.41        $5.30        $5.20
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .28          .29          .29          .30          .31
Net gains (losses) (both realized and unrealized)                   .14         (.27)        (.15)         .11          .10
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .42          .02          .14          .41          .41
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.28)        (.28)        (.29)        (.30)        (.31)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.14        $5.00        $5.26        $5.41        $5.30
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $357         $340         $406         $385         $376
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(c)                   .84%         .82%         .78%         .75%         .75%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       5.45%        5.68%        5.37%        5.61%        5.81%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%          18%          13%           8%          14%
                                                                     -           --           --            -           --
Total return(e)                                                   8.53%         .60%        2.62%        7.96%        8.06%
                                                                  ----          ---         ----         ----         ----

Class B

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.00        $5.26        $5.41        $5.30        $5.20
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .24          .25          .25          .26          .27
Net gains (losses) (both realized and unrealized)                   .14         (.26)        (.15)         .11          .10
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .38         (.01)         .10          .37          .37
                                                                    ---         ----          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.24)        (.25)        (.25)        (.26)        (.27)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.14        $5.00        $5.26        $5.41        $5.30
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $53          $44          $46          $31          $22
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                  1.60%        1.58%        1.54%        1.50%        1.50%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       4.70%        4.94%        4.61%        4.86%        5.05%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            4%          18%          13%           8%          14%
                                                                     -           --           --            -           --
Total return(e)                                                   7.72%        (.16%)       1.85%        7.17%        7.23%
                                                                  ----         ----         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
44 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Minnesota Tax-Exempt Fund

Class C

Per share income and capital changes(a)
Fiscal period ended June 30,                                 2001     2000(b)
Net asset value, beginning of period                        $5.00      $4.99
                                                            -----      -----
Income from investment operations:
Net investment income (loss)                                  .24         --
Net gains (losses) (both realized and unrealized)             .14        .01
                                                              ---        ---
Total from investment operations                              .38        .01
                                                              ---        ---
Less distributions:
Dividends from net investment income                         (.24)        --
                                                             ----        ---
Net asset value, end of period                              $5.14      $5.00
                                                            -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                        $2        $--
                                                               --        ---
Ratio of expenses to average daily net assets(c)            1.59%      1.58%(d)
                                                            ----       ----
Ratio of net investment income (loss)
to average daily net assets                                 4.74%      4.94%(d)
                                                            ----       ----
Portfolio turnover rate (excluding short-term securities)      4%        18%
                                                               -         --
Total return(e)                                             7.75%       .20%
                                                            ----        ---


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
45 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Class A

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $4.92        $5.15        $5.29        $5.15        $5.06
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .25          .27          .25          .27          .28
Net gains (losses) (both realized and unrealized)                   .20         (.23)        (.14)         .14          .09
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .45          .04          .11          .41          .37
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.25)        (.27)        (.25)        (.27)        (.28)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.12        $4.92        $5.15        $5.29        $5.15
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $88          $85         $102         $105         $108
                                                                    ---          ---         ----         ----         ----
Ratio of expenses to average daily net assets(c)                   .91%         .88%         .82%         .79%         .81%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       4.90%        5.27%        4.93%        5.22%        5.55%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           13%          11%           8%          10%          12%
                                                                    --           --            -           --           --
Total return(e)                                                   9.28%         .77%        2.04%        8.20%        7.60%
                                                                  ----          ---         ----         ----         ----


Class B

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $4.92        $5.15        $5.29        $5.15        $5.06
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .21          .23          .21          .23          .25
Net gains (losses) (both realized and unrealized)                   .20         (.23)        (.14)         .14          .09
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .41           --          .07          .37          .34
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.21)        (.23)        (.21)        (.23)        (.25)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.12        $4.92        $5.15        $5.29        $5.15
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $16          $13          $14          $10           $8
                                                                    ---          ---          ---          ---           --
Ratio of expenses to average daily net assets(c)                  1.66%        1.63%        1.57%        1.55%        1.56%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       4.14%        4.54%        4.20%        4.47%        4.81%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           13%          11%           8%          10%          12%
                                                                    --           --            -           --           --
Total return(e)                                                   8.47%         .01%        1.28%        7.35%        6.80%
                                                                  ----          ---         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
46 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP New York Tax-Exempt Fund

Class C

Per share income and capital changes(a)
Fiscal period ended June 30,                                  2001    2000(b)
Net asset value, beginning of period                         $4.92     $4.91
                                                             -----     -----
Income from investment operations:
Net investment income (loss)                                   .21        --
Net gains (losses) (both realized and unrealized)              .19       .01
                                                               ---       ---
Total from investment operations                               .40       .01
                                                               ---       ---
Less distributions:
Dividends from net investment income                          (.21)       --
                                                              ----       ---
Net asset value, end of period                               $5.11     $4.92
                                                             -----     -----
Ratios/supplemental data
Net assets, end of period (in millions)                        $--       $--
                                                               ---       ---
Ratio of expenses to average daily net assets(c)             1.66%     1.63%(d)
                                                             ----      ----
Ratio of net investment income (loss)
to average daily net assets                                  4.09%     4.54%(d)
                                                             ----      ----
Portfolio turnover rate (excluding short-term securities)      13%       11%
                                                               --        --
Total return(e)                                              8.26%      .20%
                                                             ----       ---


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
47 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Class A

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.13        $5.36        $5.50        $5.38        $5.28
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .27          .27          .27          .29          .29
Net gains (losses) (both realized and unrealized)                   .14         (.23)        (.14)         .12          .10
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .41          .04          .13          .41          .39
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.27)        (.27)        (.27)        (.29)        (.29)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.27        $5.13        $5.36        $5.50        $5.38
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $67          $60          $69          $67          $67
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                   .93%         .88%         .88%         .83%         .83%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       4.98%        5.31%        5.02%        5.22%        5.46%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            3%          13%           5%          10%           9%
                                                                     -           --            -           --            -
Total return(e)                                                   7.95%         .91%        2.50%        7.79%        7.43%
                                                                  ----          ---         ----         ----         ----


Class B

Per share income and capital changes(a)
Fiscal period ended June 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.13        $5.36        $5.50        $5.38        $5.28
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .23          .23          .23          .24          .25
Net gains (losses) (both realized and unrealized)                   .14         (.23)        (.14)         .13          .10
                                                                    ---         ----         ----          ---          ---
Total from investment operations                                    .37           --          .09          .37          .35
                                                                    ---         ----          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.23)        (.23)        (.23)        (.25)        (.25)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.27        $5.13        $5.36        $5.50        $5.38
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                              $8           $7           $8           $5           $4
                                                                     --           --           --           --           --
Ratio of expenses to average daily net assets(c)                  1.68%        1.64%        1.63%        1.59%        1.59%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       4.23%        4.55%        4.27%        4.47%        4.74%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)            3%          13%           5%          10%           9%
                                                                     -           --            -           --            -
Total return(e)                                                   7.15%         .14%        1.75%        6.98%        6.62%
                                                                  ----          ---         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
48 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Special Tax-Exempt Series Trust
AXP Ohio Tax-Exempt Fund

Class C

Per share income and capital changes(a)
Fiscal period ended June 30,                                  2001      2000(b)
Net asset value, beginning of period                         $5.13      $5.12
                                                             -----      -----
Income from investment operations:
Net investment income (loss)                                   .22         --
Net gains (losses) (both realized and unrealized)              .15        .01
                                                               ---        ---
Total from investment operations                               .37        .01
                                                               ---        ---
Less distributions:
Dividends from net investment income                          (.22)        --
                                                              ----        ---
Net asset value, end of period                               $5.28      $5.13
                                                             -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                         $1        $--
                                                                --        ---
Ratio of expenses to average daily net assets(c)             1.68%      1.64%(d)
                                                             ----       ----
Ratio of net investment income (loss)
to average daily net assets                                  4.26%      4.55%(d)
                                                             ----       ----
Portfolio turnover rate (excluding short-term securities)       3%        13%
                                                                -         --
Total return(e)                                              7.27%       .20%
                                                             ----        ---


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
49 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities
AXP California Tax-Exempt Fund

June 30, 2001
(Percentages represent value of investments compared to net assets)

Municipal bonds (90.0%)
Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

ABAG Financial Authority
     for Nonprofit Corporations
     Certificates of Participation
     International School Series 1996
         05-01-26               7.38%             $2,200,000          $2,342,164
ABAG Financial Authority
     for Nonprofit Corporations
     Revenue Bonds San Diego
     Hospital Association
     Series 2001A
         08-15-20               6.13               1,000,000           1,008,070
Alhambra City Elementary School District
     Los Angeles County Election of 1999
     General Obligation Bonds Zero Coupon
     Series 1999A (FSA Insured)
         09-01-22               5.95               1,055,000(e)          329,002
Alta Loma School District Unlimited Tax
     Capital Appreciation General
     Obligation Bonds
     Zero Coupon Series 1999A (FGIC Insured)
         08-01-23               5.69               2,600,000(e)          765,960
Anaheim Public Financing Authority
     Lease Capital Appreciation Improvement
     Revenue Bonds Zero Coupon Series 1997C
     (FSA Insured)
         09-01-25               5.61               2,170,000(e)          559,079
Anaheim Public Financing Authority
     Revenue Bonds Electric Utilities
     San Juan 2nd Series 1993 (FGIC Insured)
         10-01-22               5.75              11,100,000          11,357,965
Arcade Certificates of Participation
     Water District Revenue Bonds
     Series 1997 (FGIC Insured)
         11-01-27               5.00               1,200,000           1,146,336
Beaumont Financing Authority
     Local Agency Revenue Bonds
     Series 2000A
         09-01-32               7.38               2,000,000           2,080,620
Brea Public Financing Authority
     Water Refunding Bonds
     Series 1998 (FGIC Insured)
         07-01-21               4.75               1,000,000             935,470
Brea Redevelopment Agency
     Tax Allocation Refunding Bonds
     Redevelopment Project AB
     Series 1993 (MBIA Insured)
         08-01-17               5.50               1,800,000           1,831,500
Burbank Redevelopment Agency
     Tax Allocation Bonds
     Golden State Series 1993A
         12-01-23               6.00               2,000,000           2,052,080
Community Development Authority
     Health Facilities Unihealth America
     Certificate of Participation Series 1993
     Inverse Floater (AMBAC Insured)
         10-01-11               7.63               5,000,000(f)        5,906,250
Contra Costa County
     Residential Rent Facility
     Multi-family Housing Revenue Bonds
     Cypress Meadows Series 1998E A.M.T.
         09-01-28               7.00               2,000,000           1,728,420
El Monte Department Public
     Social Services Facility
     Certificates of Participation
     Series 1999 (AMBAC Insured)
         06-01-30               4.75               1,500,000           1,354,005
Encinitas Unified School District
     Unlimited General Obligation Bonds
     Zero Coupon Series 1996 (MBIA Insured)
         08-01-15               5.85               2,500,000(e)        1,216,250
         08-01-16               5.85               1,000,000(e)          454,830
Folsom Special Tax Refunding Bonds
     Community Facilities District #10
     Series 1999
         09-01-24               7.00               3,000,000           3,220,890
Fontana Redevelopment Agency
     Refunding Certificates of Participation
     Police Facility Series 1993
         04-01-16               5.63               4,500,000           4,567,140
Fontana Unified School District
     San Bernardino County General Obligation
     Convertible Capital Appreciation Bonds
     Series 1995C (FGIC Insured)
         05-01-20               6.15               3,470,000           3,749,196
Fontana Unified School District
     Unlimited Tax General Obligation Bonds
     Series1997D (FGIC Insured)
         05-01-22               5.75               2,000,000           2,112,120
Foothill/Eastern Transportation
     Corridor Agency Toll Road
     Senior Lien Revenue Bonds
     Series 1995A
         01-01-34               6.00               1,775,000           1,978,539
Fresno Unified School District Fresno
     County Refunding General Obligation
     Bonds Series 1999C (MBIA Insured)
         08-01-22               5.90               2,000,000           2,222,260
Garden Grove Agency
     Community Development
     Tax Allocation Refunding Bonds
     Garden Grove Community
     Series 1993
         10-01-23               5.88               3,000,000           3,009,180
Garden Grove Certificates of Participation
     Bahia Village/Emerald Isle
     Series 1993 (FSA Insured)
         08-01-23               5.70               2,660,000           2,719,664
Hemet Redevelopment Agency
     Tax Allocation Bonds
     Series 1999A (AMBAC Insured)
         09-15-28               4.75               2,390,000           2,169,618

Infrastructure & Economic
     Development Bank
     Revenue Bonds
     American Center for Wine, Foods & Arts
     Series 1999 (ACA Insured)
         12-01-19               5.70               2,500,000           2,502,975

Inglewood Redevelopment Agency
     Revenue Bonds Series 1998A
     (AMBAC Insured)
         05-01-23               5.25               1,100,000           1,125,894
Intercommunity Hospital Finance Authority
     Certificates of Participation Series 1998
     (ACA Insured)
         11-01-19               5.25               2,000,000           1,902,640
Irwindale Redevelopment Agency Sub Lien
     Tax Allocation Bonds Series 1996
         12-01-19               7.00               1,700,000           1,836,986
Janesville Union School District
     Lassen County General Obligation Bonds
     Series 1996
         08-01-21               6.45                 860,000(d)          903,464
La Mirada Redevelopment Agency
     Special Tax Refunding Revenue Bonds
     Community Facilities District #89-1
     Series 1998
         10-01-20               5.70               1,000,000             969,680
Lake Elsinore Public Finance Authority
     Local Agency Revenue Bonds
     Series 1997F
         09-01-20               7.10               2,975,000           3,172,213
Lake Elsinore Public Finance Authority Tax
     Allocation Revenue Bonds Series 1999A
         09-01-30               5.50               2,500,000           2,398,250
Lake Elsinore Redevelopment Agency
     Community Facilities District #90
     Tuscany Hills Public Improvements
     Special Tax Parity Bonds Series 1999A
         10-01-24               6.05               2,000,000           1,984,980
Lake Elsinore School Finance Authority
     Revenue Bonds Series 1997
         09-01-19               6.13               1,235,000           1,266,159

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Las Virgenes Unified School District
     Los Angeles County Capital Appreciation
     General Obligation Bonds Zero Coupon
     Series 1999 (FSA Insured)
         11-01-21               5.67%             $1,800,000(e)         $590,004
         11-01-22               5.68               2,300,000(e)          710,700
         11-01-23               5.68               2,945,000(e)          855,699
Los Angeles County Schools Regionalized
     Business Services Pooled Financing Program
     Certificate of Participation Zero Coupon
     Series 1999A (AMBAC Insured)
         08-01-27               5.97               2,410,000(e)          551,697
Los Angeles Department of Water & Power
     Revenue Bonds Series 2001A
     (FSA Insured)
         07-01-18               5.25               2,000,000           2,027,980
Los Angeles Department of Water & Power
     Waterworks Refunding Revenue Bonds
     2nd Issue Series1993
     (Secondary FGIC Insured)
         05-15-18               4.50               3,000,000           2,768,970
Los Angeles Multi-family Housing
     Revenue Bonds Park Parthenia
     Series 1986 (GNMA Insured)
     A.M.T.
         01-20-22               7.40               1,000,000           1,012,660
Los Angeles Single Family Home
     Mortgage Revenue Bonds
     Series 1991A (GNMA & FNMA Insured)
     A.M.T.
         06-01-25               6.88                 705,000             719,304
Los Angeles State Harbor Revenue Bonds
     Series 1988 Escrowed to Maturity
         10-01-18               7.60               1,000,000           1,245,070
Los Angeles State Harbor Revenue Bonds
     Series 1996B (MBIA Insured) A.M.T.
         11-01-19               5.38               2,000,000           2,023,420
         11-01-23               5.38               1,300,000           1,285,739
Los Angeles Unified School District
     General Obligation Bonds Series 2001A
     (FSA Insured)
         07-01-21               5.00               2,000,000           1,960,360
Millbrae Residential Facility
     Revenue Bonds Magnolia of Millbrae
     Series 1997A A.M.T.
         09-01-27               7.38               2,500,000           2,462,600
Modesto Irrigation District Finance Authority
     Refunding Revenue Bonds Domestic Water
     Series 1998D (AMBAC Insured)
         09-01-22               4.75               2,000,000           1,863,280
Northern California Transmission Select
     Auction Variable Rate Security &
     Residual Interest Revenue Bonds
     Series 1993 (MBIA Insured)
         04-29-24               5.50               4,500,000(h)        4,591,530
Novato Community Facility District #1
     Vintage Oaks Public Improvement
     Special Tax Refunding Bonds
     Series 1994
         08-01-21               7.25               2,000,000           2,120,440
Orange County Special Tax
     Community Facilities Pre-refunded Bonds
     Aliso Veijo District 88-1
     Series 1992A
         08-15-18               7.35               3,000,000           3,213,930
Pittsburg Infrastructure Finance Authority
     Reassessment Revenue Improvement
     Bonds Series 1998A
         09-02-24               5.60               1,440,000           1,400,198
Pittsburg Redevelopment Agency
     Tax Allocation Bonds Los Medanos
     Community Development Zero Coupon
     Series 1999 (AMBAC Insured)
         08-01-24               6.05               2,100,000(e)          576,240
Pleasanton Joint Powers Financing Authority
     Reassessment Revenue Bonds
     Series 1993A
         09-02-12               6.15               1,765,000           1,840,948
Port of Oakland Refunding Revenue Bonds
     Series 1997G (MBIA Insured) A.M.T.
         11-01-25               5.38               3,080,000           3,086,930
Poway Unified School District Special Tax
     Refunding Bonds Community Facilities
     District #1 Series 1998 (MBIA Insured)
         10-01-23               4.75               2,500,000           2,318,275
Rancho Mirage Joint Powers
     Finance Authority
     Certificate of Participation
     Eisenhower Memorial Hospital
     Series 1992
         03-01-22               7.00               4,250,000           4,457,443
Redding Redevelopment Agency
     Tax Allocation Refunding Bonds
     Canby Hilltop Cypress
     Series 1993D (CGIC Insured)
         09-01-23               5.00               4,700,000           4,558,765
Redwood City Elementary School
     District Capital Appreciation
     General Obligation Bonds
     San Mateo County Zero Coupon
     Series 1997 (FGIC Insured)
         08-01-20               5.65               5,475,000(e)        1,929,116
Richmond Elementary School District
     Lassen County General Obligation Bonds
     Series 1996
         08-01-21               6.50                 649,000             680,042
Richmond Joint Powers Financing Authority
     Lease & Gas Tax Refunding Revenue Bonds
     Series 1995A
         05-15-13               5.25               2,000,000           2,043,860
Riverside County Certificates of Participation
     Series 1998 (MBIA Insured)
         12-01-21               5.00               1,530,000           1,495,483
Rural Home Mortgage Financing Authority
     Single Family Mortgage Revenue Bonds
     2nd Series 1997A (GNMA Insured) A.M.T.
         09-01-29               7.00               1,425,000           1,608,953
Rural Home Mortgage Financing Authority
     Single Family Mortgage Revenue Bonds
     5th Series 1998B (FNMA/GNMA Insured)
     A.M.T.
         12-01-29               6.35               1,455,000           1,597,139
Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-10               6.38                 500,000             565,010
Sacramento Cogeneration Authority
     Un-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-10               6.38                 500,000(d)          535,805
Sacramento Municipal Utility District
     Pre-refunded Bonds
     Series1991Y (MBIA Insured)
         09-01-19               6.75               3,400,000           3,491,868
Sacramento Power Authority Cogeneration
     Revenue Bonds Campbell Soup
     Series 1995
         07-01-22               6.00               1,000,000           1,041,110
San Diego Convention Center Expansion
     Financing Authority Revenue Bonds
     Series 1998A (AMBAC Insured)
         04-01-28               4.75               3,250,000           2,961,108
San Diego County Capital Asset Lease
     Certificate of Participation Series 1993
     Inverse Floater (AMBAC Insured)
         09-01-07               7.47               3,200,000(f)        3,692,000
San Diego County Water Authority
     Revenue Bonds Certificates of
     Participation
     Series 1998A (FGIC Insured)
         05-01-24               4.50               6,475,000           5,736,721
San Diego Water Utility Systems
     Undivided Interest Revenue Bonds
     Series 1998 (FGIC Insured)
         08-01-28               4.75               2,695,000           2,447,087
San Francisco City & County
     Airport Commission
     International Airport
     Refunding Revenue Bonds
     Issue 20 2nd Series 1998
         05-01-26               4.50               2,250,000           1,965,218
San Francisco City & County
     Airport Commission
     International Airport
     Revenue Bonds Issue 15B
     2nd Series 1998 (MBIA Insured)
         05-01-25               4.50               1,500,000           1,323,750
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1993 (MBIA Insured)
         08-01-24               4.75               3,055,000           2,817,290
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1999 (AMBAC Insured)
         08-01-23               4.75               3,000,000           2,764,230

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

San Jose Redevelopment Agency
     Merged Area Tax Allocation Bonds
     Series 1993 Inverse Floater
     (MBIA Insured)
         08-01-14               7.20%             $3,000,000(f)       $3,161,250
San Juan Unified School District
     Unlimited Tax General Obligation Bonds
     Zero Coupon Series 1999
         08-01-21               5.68                 820,000(d,e)        272,494
         08-01-23               5.70               1,820,000(d,e)        536,172
         08-01-24               5.70               1,810,000(e)          503,397
San Ramon Certificate of Participation
     Refunding Bonds Series 2001
     (AMBAC Insured)
         03-01-21               5.00               1,835,000           1,794,428
San Ysidro School District
     General Obligation Bonds
     San Diego County
     Series 1997 (AMBAC Insured)
         08-01-21               6.13               1,000,000           1,126,160
Santa Clara County Mountain View Los Altos
     Union High School District Unlimited Tax
     General Obligation Bonds Series 1995A
         08-01-15               5.75               1,200,000           1,265,988
Santa Cruz Certificate of Participation
     Series 1987
         08-01-07               8.38                 950,000             954,294
Santa Monica-Malibu Unified School District
     Capital Appreciation General Obligation
     Bonds Los Angeles County Zero Coupon
     Series 1999 (FGIC Insured)
         08-01-22               5.38               7,300,000(e)        2,286,944
South Tahoe Joint Powers
     Financing Authority
     Refunding Revenue Bonds
     Series 1995B
         10-01-20               6.25               2,700,000           2,769,795
Southern California Metropolitan Water
     District Waterworks Revenue Bonds
     Series 1997A
         07-01-26               5.00               3,700,000           3,532,390
Southern California Public Power Authority
     Transmission Special Bonds
     Series 1992
         07-01-12               6.00               2,700,000           2,810,592
State Department Water Resource
     Water Systems Revenue Bonds
     Center Valley Series 1993L
         12-01-23               5.50               3,000,000           3,032,430
State Department Water Resource
     Water Systems Revenue Bonds
     Center Valley Series 1995O
         12-01-18               4.75               2,000,000           1,906,420
State Educational Facilities Authority
     Revenue Bonds Keck Graduate
     Institute of Applied Life Sciences
     Series 2000
         06-01-20               6.63               1,490,000           1,588,578
State Educational Facilities Authority
     Revenue Bonds Pomona College
     Series 1992
         02-15-17               6.00               3,000,000           3,109,710
State Educational Facilities Authority
     Revenue Bonds Series 1997B
         04-01-21               6.30               1,000,000           1,045,360

State for Previous Veterans Unlimited
     General Obligation Bonds
     Series 2000B A.M.T.
         12-01-12               4.95               2,250,000           2,244,083
         12-01-13               5.05               1,435,000           1,429,705
         12-01-14               5.15               2,535,000           2,525,671

State General Obligation Bonds
     Series 2000
         05-01-30               5.75               2,000,000           2,065,060
State Public Works Board
     California Community Colleges Lease
     Pre-refunded Revenue Bonds
     Series 1994
         03-01-19               7.00               2,000,000           2,230,340

State Public Works Board Lease
     Revenue Bonds
     Department of Correction Substance Abuse
     Treatment Facility & State Prison Corcoran
     Series 1996A (AMBAC Insured)
         01-01-21               5.25               1,870,000           1,867,737
State University Multi-purpose
     Revenue Bonds
     Series 2000K (FGIC Insured)
         09-01-20               5.00               1,830,000           1,803,245

State University Refunding Revenue Bonds
     Series 1993C (AMBAC Insured)
         09-01-23               5.00               2,000,000           1,929,720
State Unlimited Tax General
     Obligation Bonds Series 1993
     (FGIC Insured)
         09-01-23               4.75               1,075,000             993,074
Statewide Community Development
     Authority Revenue Certificates of
     Participation St. Joseph Health
     System Group Series 1994
         07-01-15               6.50               5,500,000           6,122,875
Statewide Community Development
     Authority Multi-family Housing
     Revenue Bonds Magnolia City Lights
     Series 1999X A.M.T.
         07-01-30               6.65               1,600,000           1,448,080
Stockton Single Family Mortgage
     Revenue Bonds Series 1990A
     (GNMA Insured) A.M.T.
         02-01-23               7.50                  70,000              73,854
Upland Certificate of Participation
     Water System Refunding Bonds
     Series 1992 (FGIC Insured)
         08-01-16               6.60               1,000,000           1,049,100
Vallejo Certificates of Participation
     Touro University Series 1999
         06-01-29               7.38               2,000,000           2,067,280
West Sacramento Financing Authority
     Special Tax Revenue Bonds
     Series 1999F
         09-01-29               6.10               3,000,000           2,890,470
Windsor Civic Center Joint Powers Financing
     Authority Lease Revenue Bonds
     Series 2001A (FSA Insured)
         10-01-24               5.00               2,555,000           2,466,265

Total municipal bonds

(Cost: $215,204,178)                                                $230,720,782

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund
Municipal notes (6.9%)

Issuer(b,c,g)              Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Irvine Ranch Water District Revenue Bonds
     Series 1985 V.R.
         10-01-05               3.10%             $1,600,000          $1,600,000
Irvine Ranch Water District Revenue Bonds
     Series 1991 V.R.
         08-01-16               3.10                 300,000             300,000
Orange County Improvement District #88
     Special Assessment Bonds V.R.
         09-02-18               3.05               1,000,000           1,000,000
Orange County Improvement District #88-1
     Special Assessment Bonds
     Series 1988 V.R.
         09-02-18               3.05               2,500,000           2,500,000

State Health Facilities Financing Authority
     Revenue Bonds
     Adventist Health Systems Series 1998A
     V.R. (MBIA Insured)
         09-01-28               3.05               2,300,000           2,300,000
State Health Facilities Financing Authority
     Revenue Bonds
     Adventist Health Systems
     Series 1998B V.R.
         09-01-28               3.05                 700,000             700,000
State Health Facilities Financing Authority
     Revenue Bonds
     Sutter Health Series 1996B V.R.
         03-01-12               3.10                 700,000             700,000
Statewide Community
     Development Authority
     Certificates of Participation Series 1998 V.R.
         04-01-28               3.00               3,700,000           3,700,000
Statewide Community
     Development Authority
     Certificate of Participation
     John Muir/Mt Diablo Health
     Series 1997 V.R.
         08-15-27               3.00               3,700,000           3,700,000
Statewide Community
     Development Authority
     Certificate of Participation
     Sutter Health Group Series 1995 V.R.
         07-01-15               3.10               1,200,000           1,200,000

Total municipal notes
(Cost: $17,700,000)                                                  $17,700,000

Total investments in securities
(Cost: $232,904,178)(i)                                             $248,420,782

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- American Municipal Bond Association Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guarantee Insurance Corporation
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 9.07% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                            Notional amount
     Sale contracts
     Municipal Bonds, Sept. 2001                                     $27,000,000

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2001. As of June 30, 2001, the value of inverse floater securities represented 5.0% of net assets.


(g) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2001.


(i) At June 30, 2001, the cost of securities for federal income tax purposes was $232,904,178 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $16,663,868
     Unrealized depreciation                                         (1,147,264)
                                                                     ----------
     Net unrealized appreciation                                    $15,516,604
                                                                    -----------


--------------------------------------------------------------------------------
53 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Massachusetts Tax-Exempt Fund

June 30, 2001

(Percentages represent value of investments compared to net assets)

Municipal bonds (89.2%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Bay Transportation Authority
     General Transportation System
     Refunding Revenue Bonds Series 1992B
         03-01-16               6.20%             $1,500,000          $1,719,240
Bay Transportation Authority
     Pre-refunded Revenue Bonds
     Series 1992B (FSA Insured)
         03-01-21               5.50                  15,000              15,589
Boston City Hospital
     Refunding Revenue Bonds
     Series 1993B (FHA Insured)
         02-15-23               5.75               3,000,000           3,008,520
Boston General Obligation Refunding Bonds
     Series 1993A (AMBAC Insured)
         02-01-09               5.65               1,500,000           1,562,055
Boston Industrial Development
     Financing Authority Revenue Bonds
     Massachusetts College of Pharmacy
     Series 1994A (Connie Lee Insured)
         10-01-26               5.25               1,000,000             971,320

Boston Pre-refunded General
     Obligation Bonds
     Series 1991A (MBIA Insured)
         07-01-11               6.75                 500,000             510,110

Boston Water & Sewer Commission
     General Pre-refunded Revenue Bonds
     Senior Series 1991A (FGIC Insured)
         11-01-18               7.00               1,000,000           1,034,400
Boston Water & Sewer Commission
     General Revenue Bonds
     Series 1998D (FGIC Insured)
         11-01-22               4.75               1,000,000             920,310
Haverhill City Unlimited Tax General
     Obligation Bonds Series 1997
     (FGIC Insured)
         06-15-17               5.00                 250,000             250,320
Health & Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Brigham & Women's
     Hospital Series 1991D
         07-01-24               6.75               1,000,000           1,020,220
Health & Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Charlton Memorial
     Hospital Series 1991B
         07-01-13               7.25               1,750,000           1,785,420
Health & Educational Facilities Authority
     Pre-refunded Revenue Bonds
     New England
     Deaconess Hospital Series 1992D
         04-01-12               6.63               1,000,000           1,048,940
Health & Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Newton Wellesley
     Hospital Series 1991D (MBIA Insured)
         07-01-15               7.00               1,000,000           1,020,230
Health & Educational Facilities Authority
     Pre-refunded Revenue Bonds Northeastern
     University Series 1992E (MBIA Insured)
         10-01-22               6.55               1,000,000           1,056,990
Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Beth Israel Hospital Series 1989E
         07-01-09               7.00                 300,000             300,006
         07-01-14               7.00                 250,000             244,135
Health & Educational Facilities Authority
     Revenue Bonds Berkshire Health Systems
     Series 1994C
         10-01-11               5.90                 900,000             903,969
Health & Educational Facilities Authority
     Revenue Bonds Cape Cod Health System
     Series 1993A (Connie Lee Insured)
         11-15-21               5.25               2,500,000           2,469,050
Health & Educational Facilities Authority
     Revenue Bonds Holyoke Hospital
     Series 1994B
         07-01-15               6.50               1,000,000             931,380
Health & Educational Facilities Authority
     Revenue Bonds Suffolk University
     Series 1992B (Connie Lee Insured)
         07-01-22               6.35               2,495,000           2,576,537
Industrial Finance Agency
     Assumption College Revenue Bonds
     Series 1996 (Connie Lee Insured)
         07-01-26               6.00               1,000,000           1,051,260
Industrial Finance Agency
     Hampshire College
     Revenue Bonds Series 1997
         10-01-17               5.80               1,105,000           1,087,762
Industrial Finance Agency
     Pollution Control Refunding Revenue
     Bonds Eastern Edison
     Series 1993
         08-01-08               5.88               2,000,000           2,075,400
Industrial Finance Agency
     Resource Recovery Revenue Bonds
     SEMASS Series 1991A
         07-01-15               9.00               1,500,000           1,548,285
Mansfield Pre-refunded General Obligation
     Bonds Series 1991 (AMBAC Insured)
         01-15-11               6.70               1,000,000           1,041,450
Municipal Wholesale Electric Power
     Supply System Pre-refunded Revenue
     Bonds Series 1992B
         07-01-17               6.75               1,395,000           1,477,975
Municipal Wholesale Electric Power
     Supply System Refunding Revenue Bonds
     Series 1994B (MBIA Insured)
         07-01-11               4.75               1,750,000           1,774,885
Municipal Wholesale Electric Power
     Supply System Revenue Bonds Special
     Parts & Inflows Series 1993
     (AMBAC Insured)
         07-01-18               5.45               1,600,000           1,612,208
Nantucket General Obligation Bonds
     Series 1991
         12-01-11               6.80               1,000,000           1,036,900

Route 3 North Transportation
     Improvement Lease Bonds
     Inverse Floater Series 2000
     (MBIA Insured)
         06-15-19               9.06                 500,000(e)          542,470

Southeastern University Building
     Refunding Revenue Bonds
     Series 1995A (AMBAC Insured)
         05-01-16               5.75               1,250,000           1,307,813
State Development Finance Agency
     Private School Revenue Bonds
     Series 1998
         11-01-18               5.88                 500,000             418,645
State Development Finance Agency
     Refunding Revenue Bonds
     Briarwood Retirement Community
     Series 2001B
         12-01-30               8.25                 750,000             733,718
State Development Finance Agency
     Revenue Bonds 1st Mortgage
     Berkshire Retirement Community
     Lennox Series 1999
         07-01-29               5.63               1,500,000           1,229,430
State Development Finance Agency
     Revenue Bonds Boston University
     Series 1999P
         05-15-29               6.00               1,400,000           1,490,804
State Development Finance Agency
     Revenue Bonds Devens Electric System
     Series 2001
         12-01-30               6.00               1,000,000           1,001,610
State Development Finance Agency
     Revenue Bonds Landmank School
     Series 1999 (Asset Guaranty)
         06-01-29               5.25               1,000,000             957,620
State Development Finance Agency
     Revenue Bonds Massachusetts
     College of Pharmacy Series 1999B
         07-01-20               6.63               1,000,000           1,042,930

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

State Development Finance Agency
     Revenue Bonds Suffolk University
     Series 1999
         07-01-29               5.85%             $1,000,000            $990,480
State Development Finance Agency
     Revenue Bonds The May Institute Issue
     Series 1999 (Asset Guaranty)
         09-01-29               5.75               1,000,000           1,014,520
State Development Finance Authority
     Revenue Bonds Boston Biomedical
     Research Institute Series 1999
         02-01-29               5.75               1,000,000             920,460
State Education Loan Authority
     Educational Loan Revenue Bonds
     Issue E Series 1994B
     (AMBAC Insured) A.M.T.
         01-01-12               6.00                 680,000             715,353
State Health & Education Facilities Authority
     College Revenue Bonds Brandeis University
     Series 1998I (MBIA Insured)
         10-01-28               4.75               2,000,000           1,824,200
State Health & Education Facilities Authority
     Hospital Revenue Bonds Harvard Pilgrim
     Health Series 1998A (FSA Insured)
         07-01-22               4.75               1,000,000             911,900
State Health & Education Facilities Authority
     Hospital Revenue Bonds Milford-Whitinsville
     Regional Hospital Series 1998C
         07-15-28               5.38               1,065,000             808,367
State Health & Education Facilities Authority
     Pre-refunded Revenue Bonds
     Boston College Series 1991J
     (FGIC Insured)
         07-01-21               6.63               1,940,000           1,979,207
State Health & Education Facilities Authority
     Pre-refunded Revenue Bonds
     Melrose-Wakefield Hospital Series 1992B
         07-01-16               6.38               1,000,000           1,085,510
State Health & Education Facilities Authority
     Pre-refunded Revenue Bonds
     Series 1992D (MBIA Insured)
         07-01-22               6.50                 495,000             523,121
State Health & Education Facilities Authority
     Refunding Revenue Bonds
     Christopher House Series 1999A
         01-01-29               6.88               1,000,000             900,000
State Health & Education Facilities Authority
     Refunding Revenue Bonds Caritas Christi
     Obligated Group Series 1999A
         07-01-15               5.70               1,000,000             917,700
State Health & Education Facilities Authority
     Revenue Bonds Boston College Series 1998L
         06-01-31               4.75               1,000,000             895,330
State Health & Education Facilities Authority
     Revenue Bonds Learning Center for
     Deaf Children Series 1999C
         07-01-29               6.13               1,000,000             850,210
State Health & Education Facilities Authority
     Revenue Bonds North Adams
     Regional Hospital Series 1996C
         07-01-18               6.63               1,000,000             978,580
State Health & Education Facilities Authority
     Revenue Bonds South Shore Hospital
     Series 1999F
         07-01-29               5.75               1,000,000             963,660
State Health & Education Facilities Authority
     Revenue Bonds Southcoast Health System
     Series 1998A (MBIA Insured)
         07-01-27               4.75               1,000,000             897,270
State Health & Education Facilities Authority
     Revenue Bonds Valley Regional Health
     System Series 1994C (Connie Lee Insured)
         07-01-18               5.75               1,000,000           1,026,180
State Health & Education Facilities Authority
     Un-refunded Revenue Bonds
     Boston College
     Series 1991J (FGIC Insured)
         07-01-21               6.63                  60,000              61,331
State Health & Education Facilities Authority
     Un-refunded Revenue Bonds
     Series 1992D (MBIA Insured)
         07-01-22               6.50                 505,000             526,210
State Housing Authority Residential
     Development Bonds Series 1992A
     (FNMA Insured)
         11-15-11               6.88               1,000,000           1,044,790
State Industrial Finance Agency
     Assisted Living Facility
     Revenue Bonds Marina Bay LLC
     Series 1997 A.M.T.
         12-01-27               7.50               1,000,000             979,670
State Industrial Finance Agency
     Assisted Living Facility
     Revenue Bonds Newton Group
     Properties LLC Series 1997 A.M.T.
         09-01-27               8.00               1,160,000           1,208,302
State Industrial Finance Agency
     College Revenue Bonds
     Tufts University Series 1998H
     (MBIA Insured)
         02-15-28               4.75               1,000,000             913,830
State Industrial Finance Agency
     Miscellaneous Revenue Bonds
     Cambridge Friends School
     Series 1998
         09-01-28               5.80                 700,000             664,685
State Industrial Finance Agency
     School Bonds St. John's
     High School of Worcester County
     Series 1998
         06-01-28               5.35                 500,000             457,895
State Turnpike Authority Metro Highway
     System Senior Lien Revenue Bonds
     Toll Road Series 1997A (MBIA Insured)
         01-01-37               5.00               2,000,000           1,838,840
State Water Resource Authority
     Pre-refunded Revenue Bonds
     Series 1992A (MBIA Insured)
         07-15-22               5.50               1,100,000           1,131,669
Taunton General Obligation Refunding Notes
     Series 1999 (FSA Insured)
         05-01-19               4.75               1,000,000             952,950

University of Massachusetts
     Building Authority
     Revenue Bonds Series 1976
     Escrowed to Maturity
         05-01-11               7.50                  90,000             104,388

Water Resource Authority General
     Pre-refunded Revenue Bonds
     Series 1991A
         12-01-19               6.50               1,000,000           1,035,890
Water Resource Authority General
     Revenue Bonds Series 1993B
     (MBIA Insured)
         03-01-22               5.00               1,000,000             972,310

Total municipal bonds
(Cost: $72,884,995)                                                  $74,874,714

Municipal notes (8.9%)

Issuer(c,d)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

State Health & Education Facility
     Authority Revenue Bonds
     Capital Asset V.R. Series 1985C
         07-01-05               3.30%             $1,200,000          $1,200,000
State Health & Education Facility
     Authority Revenue Bonds
     Capital Asset V.R. Series 1985E
         01-01-35               3.25               6,285,000           6,285,000

Total municipal notes
(Cost: $7,485,000)                                                    $7,485,000

Total investments in securities
(Cost: $80,369,995)(f)                                               $82,359,714

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- American Municipal Bond Association Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guarantee Insurance Corporation
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 3.46% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.


(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2001. As of June 30, 2001, the value of inverse floater securities represented 0.6% of net assets.

(f) At June 30, 2001, the cost of securities for federal income tax purposes was $80,369,995 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 3,319,429
     Unrealized depreciation                                       (1,329,710)
                                                                   ----------
     Net unrealized appreciation                                  $ 1,989,719
                                                                  -----------


--------------------------------------------------------------------------------
56 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Michigan Tax-Exempt Fund

June 30, 2001

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.0%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Allegan Hospital Finance Authority
     Refunding Revenue Bonds
     Allegan General Hospital Series 1999
         11-15-21               7.00%             $1,000,000            $981,820
Auburn Hills Limited Tax General Obligation
     Street Improvement Bonds Series 1989
         05-01-04               6.00                 200,000             202,942
Battle Creek Calhoun County Downtown
     Development Authority
     Pre-refunded Bonds
     Series 1994
         05-01-22               7.65               1,250,000           1,411,963
Big Rapids Public School District
     Unlimited General Obligation Bonds
     Series 1999 (FSA Insured)
         05-01-25               4.75               1,500,000           1,368,165
Central University Revenue Bonds
     Series 1997 (FGIC Insured)
         10-01-26               5.50                 750,000             816,480
Central University Revenue Bonds
     Series 1998 (FGIC Insured)
         10-01-27               5.00               1,000,000             953,970

Chippewa County Hospital Financial
     Authority Hospital
     Refunding Revenue Bonds
     Chippewa County War Memorial Hospital
     Series 1997B
         11-01-14               5.63                 500,000             452,215
Chippewa Valley School District
     Unlimited Tax
     General Obligation Bonds
     Series 1993 (FGIC Insured)
         05-01-21               5.00               1,000,000             972,950

Concord Academy
     Certificate of Participation
     Series 1998
         10-01-19               7.00               1,000,000             936,450
Detroit Downtown Development Authority
     Development Area Project #1 Junior Lien
     Tax Increment Refunding Bonds
     Series 1996D
         07-01-25               6.50               1,000,000           1,138,590
Detroit Sewer Disposal
     Pre-refunded Revenue Bonds
     Series 1993 (FGIC Insured)
         07-01-23               5.70               1,600,000           1,696,480
Detroit Sewer Disposal
     Unrefunded Revenue Bonds
     Series 1993 (FGIC Insured)
         07-01-23               5.70                 400,000             407,580
Detroit Unlimited Tax
     General Obligation Bonds
     Series 1995A
         04-01-15               6.80               1,000,000           1,120,590
Detroit Water Supply System Second Lien
     Revenue Bonds Series 1995A
     (MBIA Insured)
         07-01-25               5.50               1,500,000           1,512,375
Eaton Rapids Public Schools
     Unlimited Tax General Obligation
     Refunding Bonds Series 1999
     (MBIA Insured)
         05-01-25               4.75               1,000,000             912,230
Farmington Hills Hospital Finance Authority
     Revenue Bonds Botsford General Hospital
     Series 1992A (MBIA Insured)
         02-15-22               6.50               1,500,000           1,564,980
Ferris State University Board of Trustees
     General Refunding Revenue Bonds
     Series 1995 (MBIA Insured)
         10-01-20               5.25               1,000,000           1,003,100
Fowlerville Community Schools
     Unlimited Tax General Obligation
     Refunding Bonds Series 1999
     (FSA Insured)
         05-01-26               4.75               1,310,000           1,190,869
Garden City Hospital Finance Authority
     Hospital Revenue Bonds Series 1998A
         09-01-17               5.75               1,000,000             722,950
Genesee County General Obligation Bonds
     Sewer Disposal System Series 1996A
     (AMBAC Insured)
         04-01-15               5.40               1,000,000           1,028,840
Gogebic County Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Grandview Health System Series 1999
         10-01-16               5.88               1,000,000             895,420
Grand Ledge Public Schools
     Unlimited Tax General Obligation
     Refunding Bonds Eaton, Clinton & Ionia
     Counties Series 1995 (MBIA Insured)
         05-01-24               5.38               2,000,000           2,009,279
Grand Rapids Community College
     Limited Tax General Obligation Bonds
     Series 1996 (MBIA Insured)
         05-01-19               5.38               1,000,000           1,013,330
Grand Rapids Sanitary Sewer System
     Refunding Revenue Bonds
     Series 1998A (FGIC Insured)
         01-01-28               4.75               1,000,000             906,340
Grand Rapids Tax Increment
     Revenue Bonds Series 1994
     (MBIA Insured)
         06-01-24               6.88                 380,000             417,601
Iosco County Water Supply System
     Limited Tax General Obligation Bonds
     Series 1990 (AMBAC Insured)
         05-01-08               5.50                 175,000             179,237
         05-01-09               5.50                 200,000             204,760
         05-01-10               5.50                 200,000             204,678
Jackson General Obligation Capital
     Appreciation Downtown Development
     Bonds Zero Coupon Series 2001
     (FSA Insured)
         06-01-21               5.58               1,450,000(e)          496,756
Lake Orion School District
     General Obligation Bonds
     Series 1995 (AMBAC Insured)
         05-01-20               5.50               1,000,000           1,014,750
Lincoln Park School District Wayne County
     School Building & Site Unlimited Tax
     Pre-refunded General Obligation Bonds
     Series 1996 (FGIC Insured)
         05-01-26               5.90               1,000,000           1,102,170
Midland County Economic Development
     Authority Unlimited Tax General Obligation
     Refunding Revenue Bonds
     Series 2000A A.M.T.
         07-23-09               6.88               1,000,000           1,022,880
Muskegon Heights Public Schools
     Unlimited Tax General Obligation Bonds
     Series 1999 (MBIA Insured)
         05-01-29               5.00                 750,000             713,205
Ovid-Elsie School District Unlimited Tax
     General Obligation Bonds
     Series 1995 (MBIA Insured)
         05-01-21               5.60               1,000,000           1,081,910
Plymouth Educational Center
     Certificates of Participation
     Series 1999
         07-01-29               7.00               1,250,000           1,198,350
Plymouth-Canton Community School District
     Unlimited Tax General Obligation Bonds
     Series 1999 (FSA Insured)
         05-01-23               4.75               1,000,000             919,920
Redford General Obligation Bonds
     Series 1995 (MBIA Insured)
         04-01-16               5.25               1,450,000           1,471,185
Richmond Limited Obligation
     Refunding Revenue Bonds
     KMart Series 1994
         01-01-07               6.63                 530,000             537,409
Romulus Township School District
     Unlimited Tax General Obligation
     Refunding Bonds Series 1993
     (FGIC Insured)
         05-01-22               5.75               2,500,000           2,557,549

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Schoolcraft Community School District
     Unlimited Tax General Obligation
     Pre-refunded Bonds Series 1996
         05-01-26               5.38%               $295,000            $317,190
Schoolcraft Community School District
     Unlimited Tax General Obligation Bonds
     Series 1996
         05-01-26               5.38                 705,000             758,030
South Redford School District
     Unlimited Tax General Obligation
     Pre-refunded Bonds Series 1996
         05-01-22               5.50                 310,000             335,324
South Redford School District
     Unlimited Tax General Obligation Bond
     Series 1996
         05-01-22               5.50                 690,000             700,253
State Building Authority
     Refunding Revenue Bonds
     Series 1991I
         10-01-20               6.25               2,200,000           2,263,469
State Hospital Finance Authority
     Hospital Pre-refunded Revenue Bonds
     McLaren Obligated Group Series 1991A
         09-15-21               7.50               1,750,000           1,802,185
State Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Detroit Medical Center Series 1988
         08-15-12               8.13                  40,000              40,032
State Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Detroit Medical Center Series 1993A
         08-15-13               6.25               1,200,000           1,198,884
State Hospital Finance Authority
     Hospital Refunding Revenue Bonds
     Memorial Healthcare Center
     Obligated Group Series 1999
         11-15-21               5.88               1,000,000             914,100
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1995
         01-01-25               6.50               1,000,000             921,210
State Hospital Finance Authority
     Revenue Bonds
     Presbyterian Villages of Michigan
     Obligated Group Series 1997
         01-01-25               6.38                 700,000             637,203
State Hospital Finance Authority
     Revenue Bonds Central Michigan
     Community Hospital Series 1996
         10-01-27               6.25               1,000,000             855,290
State Municipal Bond Authority
     Revenue Bonds Public School Academy
         YMCA Service Learning Series 2001
         10-01-21               7.63                 750,000             754,628
State Public Power Agency Belle River
     Refunding Revenue Bonds Series 1993A
         01-01-18               5.25               1,000,000           1,000,000
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Detroit Edison Series 1990BB
     (MBIA Insured)
         07-15-08               7.00               1,000,000           1,166,540
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Detroit Edison Series 1992BB
     (FGIC Insured)
         02-15-16               6.50               1,500,000           1,557,555
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06               7.10               1,650,000           1,849,947
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Oxford Institute Series 1987A
     Escrowed to Maturity
         08-15-05               7.88                 115,000             124,769
State Strategic Fund Nursing Home
     Revenue Bonds Holland Home
     Series 1998
         11-15-28               5.75               1,000,000             857,200
State Trunk Line Bonds
     Series 1994A (FGIC Insured)
         11-15-20               5.75               1,065,000           1,163,544
State Trunk Line Bonds
     Series 1998A (MBIA Insured)
         11-01-20               4.75               1,000,000             935,040
State University Revenue Bonds
     Series 1992A
         08-15-22               5.50                 560,000             576,722

Summit Academy Certificates of
     Participation Junior High School Facility
     Series 1999
         09-01-29               7.00                 695,000             800,480
Summit Academy Certificates of
     Participation Series 1998
         08-01-18               7.00               1,110,000           1,048,573
Summit Academy Certificates of
     Participation Series 2001
         07-01-30               7.38                 750,000             748,658
Taylor Tax Increment Finance
     Authority Bonds
     Series 2001 (FSA Insured)
         05-01-19               5.00               1,000,000             973,460

Troy City Downtown Development Authority
     County of Oakland Development Bonds
     Series 1995A (Asset Guaranty)
         11-01-18               6.38               1,500,000           1,599,885
Van Buren Township
     Tax Increment Revenue Bonds
     Series 1994
         10-01-16               8.40                 995,000           1,089,734
Wayne County Charter Airport Revenue
     Bonds Detroit Metropolitan Airport
     Series 1990A (AMBAC Insured) A.M.T.
         12-01-20               7.00               1,080,000           1,104,581
Wayne County Charter Airport Revenue
     Bonds Detroit Metropolitan Airport
     Series 1998B (MBIA Insured)
         12-01-23               4.88               1,000,000             932,170
Wayne County Charter Airport Revenue
     Bonds Detroit Metropolitan Airport
     Series 1998A (MBIA Insured) A.M.T.
         12-01-28               5.00               1,000,000             937,770
Wayne State University Revenue Bonds
     University Board of Governors Series 1999
     (FGIC Insured)
         11-15-29               5.13               1,000,000             968,700

Total municipal bonds
(Cost: $65,533,571)                                                  $69,275,394

Municipal notes (4.6%)

Issuer(c,d)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Royal Oak Michigan Refunding
     Revenue Bonds William
     Beaumont Hospital V.R. Series 1997L
         01-01-27               3.50%               $300,000            $300,000
University of Michigan Hospital
     Refunding Revenue Bonds V.R. Series 1995A
         12-01-27               3.30               2,500,000           2,500,000
University of Michigan Hospital
     Refunding Revenue Bonds V.R. Series 1998A
         12-01-21               3.30                 600,000             600,000

Total municipal notes
(Cost: $3,400,000)                                                    $3,400,000

Total investments in securities
(Cost: $68,933,571)(f)                                               $72,675,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- American Municipal Bond Association Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guarantee Insurance Corporation
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 4.16% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


(f) At June 30, 2001, the cost of securities for federal income tax purposes was $68,933,571 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 4,765,394
     Unrealized depreciation                                       (1,023,571)
                                                                   ----------
     Net unrealized appreciation                                  $ 3,741,823
                                                                  -----------


--------------------------------------------------------------------------------
59 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Minnesota Tax-Exempt Fund

June 30, 2001

(Percentages represent value of investments compared to net assets)

Municipal bonds (90.6%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Albert Lea Independent School District #241
     Unlimited Tax General Obligation Bonds
     Series 1998 (MBIA Insured)
         02-01-16               4.80%             $1,555,000          $1,523,309
Anoka County Housing & Redevelopment
     Authority Revenue Bonds
     Epiphany Assisted Living LLC
     Series 1999
         12-01-29               7.40               3,560,000           3,429,241
Austin Housing & Redevelopment Authority
     Revenue Bonds Courtyard Residence
     Series 2000A
         01-01-32               7.25               3,000,000           3,058,980
Becker Solid Waste Disposal Facility
     Revenue Bonds Liberty Paper
     Series 1994B A.M.T.
         08-01-15               9.00               3,625,000           3,683,508
Bemidji Hospital Facilities1st Mortgage
     Pre-refunded Revenue Bonds
     North Country Health Services
     Series 1991A
         09-01-21               7.00               1,755,000           1,802,841
Bloomington Housing & Redevelopment
     Authority Housing Revenue Bonds
     Senior Summerhouse Bloomington
     Series 1998
         05-01-35               6.13               3,400,000           2,789,088
Brooklyn Center Tax Credit Investor
     Refunding Revenue Bonds Four Courts
     Apartments Series 1995B A.M.T.
         06-15-09               7.58               2,450,000           2,455,390
Buffalo Independent School District #877
     Unlimited Tax General Obligation
     Refunding Bonds Series 1999
     (MBIA Insured)
         02-01-18               4.80               1,710,000           1,640,386
Carlton Health Care & Housing Facilities
     Revenue Bonds Inter-Faith Social Services
     Series 2000
         04-01-29               7.75               2,500,000           2,450,700
Chaska Multi-family Housing
     Revenue Bonds West Suburban
     Housing Partners Series 1999 A.M.T.
         09-01-19               5.75                 175,000(e)          157,659
         03-01-31               5.88               2,115,000           1,842,546
Duluth Economic Development Authority
     Health Care Facilities Revenue Bonds
     BSM Properties Series 1998A
         12-01-28               5.88                 500,000(e)          407,000
Eden Prairie Housing Development Authority
     Refunding Revenue Bonds Eden Commons
     Series 1990 (FHA Insured)
         03-01-25               8.25               5,845,000           5,881,122
Eden Prairie Multi-family Housing
     Refunding Revenue Bonds
     Sterling Ponds Series 1999A
     A.M.T.
         12-01-29               6.25               5,215,000           4,806,926
Eden Prairie Multi-family Housing
     Refunding Revenue Bonds
     Sterling Ponds Series 1999B A.M.T.
         12-01-29               6.25                 670,000             617,573
Edina Multi-family Housing
     Pre-refunded Revenue Bonds
     Walker Assisted Living Series 1991
         09-01-31               9.00               6,570,000           6,833,260
Faribault Rice & Goodhue Counties
     Independent School District #656
     General Obligation School Building
     Bonds Series 1995 (FSA Insured)
         06-01-15               5.75               6,900,000           7,323,522
Faribault Single Family Housing Mortgage
     Refunding Revenue Bonds Series 1991A
         12-01-11               7.50                 480,000             493,502

Farmington Independent School
     District #192
     Unlimited Tax General Obligation Capital
     Appreciation School Building Bonds
     Zero Coupon Series 1998B (FSA Insured)
         02-01-15               5.30               2,070,000           1,008,815

Fergus Falls Health Care Facilities
     Revenue Bonds LRHC Long-term
     Care Facility Series 1995
         12-01-25               6.50               1,500,000           1,462,320
Fridley Senior Housing Revenue Bonds
     Banfill Crossing Homes Series 1999
         09-01-34               6.75               3,090,000           2,914,952
Golden Valley Governmental Facilities
     Local Government Information
     Systems Association Revenue Bonds
     Series 1997
         12-01-17               6.10               1,125,000           1,131,109
Golden Valley Revenue Bonds
     Covenant Retirement Communities
     Series 1999A
         12-01-29               5.50               6,250,000           5,715,000
Harmony Multi-family Housing
     Refunding Revenue Bonds
     Zedakah Foundation
     Series 1997A
         09-01-20               5.95               1,240,000           1,249,449
Hastings Healthcare Tax-Exempt
     Nursing Home Revenue Bonds
     Regina Medical Center Series 1998
     (ACA Insured)
         09-15-28               5.30               4,100,000           3,700,291
Hastings Housing & Redevelopment
     Authority Housing & Health Care
     Revenue Bonds Arbor Oaks
     Assisted Living Series 2000A
         01-01-32               8.25               2,000,000           2,010,300
Hennepin County Lease
     Pre-refunded Revenue
     Certificates of Participation
     Series 1991A
         05-15-17               6.80               7,250,000           7,361,360
Hopkins Pre-refunded Revenue Bonds
     Blake School Series 1994
         09-01-24               6.70               3,120,000           3,417,118
Hubbard County Solid Waste Disposal
     Revenue Bonds Potlatch
     Series 1989 A.M.T.
         08-01-13               7.38               5,610,000           5,613,927
International Falls Solid Waste Disposal
     Refunding Revenue Bonds
     Boise Cascade Series 1999 A.M.T.
         12-01-29               6.85               4,000,000           4,124,360
Lakeville Independent School District #194
     General Obligation Series 1997A
         02-01-22               5.13               2,400,000           2,368,344
Little Canada Multi-family Housing
     Revenue Bonds Little Canada
     Series 1996 A.M.T.
         02-01-27               7.00               3,725,000           3,646,626
Little Canada Multi-family Housing
     Revenue Bonds Housing
     Alternatives Development Company
     Series 1997A
         12-01-27               6.25               4,900,000           4,548,474
Mahtomedi Multi-family Housing
     Refunding Revenue Bonds
     Briarcliff Series 1996 A.M.T.
         06-01-36               7.35               2,215,000           2,232,676
Maplewood Elder Care Facilities
     Revenue Bonds Care Institute
     Series 1994
         01-01-24               7.75               3,775,000           3,403,616
Maplewood Multi-family Housing
     Refunding Revenue Bonds
     Carefree Cottages of Maplewood III
     Series 1995 A.M.T.
         11-01-32               7.20               2,875,000           2,832,766

Minneapolis & St. Paul Housing &
     Redevelopment Authority
     Health Care System
     Revenue Bonds Healthspan
     Series 1993A (AMBAC Insured)
         11-15-18               4.75              13,500,000          12,619,124


See accompanying notes to investments in securities.

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60 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Minneapolis & St. Paul Housing &
     Redevelopment Authority
     Health Care System
     Revenue Bonds Group Health Plan
     Series 1992
         12-01-13               6.75%            $10,500,000         $10,695,299

Minneapolis & St. Paul Metropolitan
     Airports Commission
     Special Facilities Revenue Bonds
     Northwest Airlines Series 2001A A.M.T
         04-01-25               7.00               2,000,000           1,910,820
Minneapolis Community Development
     Agency Limited Tax Supported
     Development General Obligation Bonds
     Common Bond Fund 7th Series 1997A
         06-01-12               5.50                 250,000             258,308
Minneapolis Community Development
     Agency Limited Tax Supported
     Development Revenue Bonds
     Common Bond Fund
     2nd Series 1998A A.M.T.
         06-01-16               5.20                 290,000             271,721
         06-01-19               5.25                 500,000             483,630
Minneapolis Community Development
     Agency Limited Tax Supported
     Development Revenue Bonds
     Common Bond Fund 1st Series 1996
         06-01-11               6.00                 980,000           1,030,970
Minneapolis Community Development
     Agency Limited Tax Supported
     Development Revenue Bonds
     Common Bond Fund 5th Series 1997
         12-01-27               5.70                 420,000             415,174
Minneapolis Community Development
     Agency Limited Tax Supported
     Refunding Revenue Bonds
     Series 2001 2-A A.M.T.
         06-01-19               5.88               1,000,000           1,013,750
Minneapolis Nursing Home
     Revenue Bonds Walker
     Cityview & Southview
     Series 1992
         07-01-22               8.50               5,125,000           5,550,836
Minneapolis Parking Ramp
     Unlimited General Obligation
     Bonds Series 1998
         12-01-26               4.75               2,160,000           2,020,788
Minneapolis Special School District #1
     Certificates of Participation
     Series 1998A (FGIC Insured)
         02-01-19               4.75               2,000,000           1,872,020
Minnetonka Senior Housing
     Revenue Bonds
     Westridge Senior Housing
     Series 1997
         09-01-27               7.00               1,775,000           1,707,976
Moorhead Economic Development
     Authority Multi-family Housing
     Development Refunding Revenue
     Bonds Eventide Senior Housing
     Series 1999B
         06-01-19               5.90                 500,000             423,110
         06-01-29               6.00               1,400,000           1,155,728
New Brighton Tax Credit Investor
     Revenue Bonds
     Polynesian Village Apartments
     Series 1995B A.M.T.
         07-15-09               7.75               2,355,000           2,433,327
New Hope Housing & Healthcare Facilities
     Revenue Bonds Minnesota
     Masonic Home
     North Ridge Series 1999
         03-01-29               5.88               5,750,000           4,769,510
North St. Paul & Maplewood Independent
     School District #622 General Obligation
     Refunding Bonds Series 1996A
         02-01-25               5.13               2,910,000           2,857,125

Northern Minnesota Municipal
     Power Agency
     Electric System Refunding
     Revenue Bonds
     Series 1998B (AMBAC Insured)
         01-01-20               4.75               5,000,000           4,685,500

Oakdale Multi-family Housing Refunding
     Revenue Bonds Oakdale Village
     Apartments Series 1998 A.M.T.
         11-01-28               6.00               3,650,000           3,256,202
Olmsted County Health Care Facilities
     Refunding Revenue Bonds
     Olmsted Medical Center
     Series 1998
         07-01-19               5.55               1,125,000(e)          967,286

Park Rapids Independent School
     District #309
     Unlimited Tax General Obligation Bonds
     Series 1999 (MBIA Insured)
         02-01-21               4.75               3,000,000           2,810,700

Plymouth Multi-family Housing
     Revenue Bonds Harbor Lane Apartments
     Series 1993 (Asset Guaranty) A.M.T.
         09-01-13               5.90               2,325,000           2,393,402
Princeton Independent School
     District #477 General Obligation
     Bonds Series 1997 (FSA Insured)
         02-01-24               5.13               1,000,000             983,530

Richfield Independent School
     District #280 General Obligation
     Bonds Series 1993 Inverse Floater
     (FGIC Insured)
         02-01-10               5.30               6,600,000(g)        6,690,948
         02-01-12               5.35               5,020,000(g)        5,159,807

Richfield Multi-family Housing
     Refunding Revenue Bonds
     Village Shores Apartments
     Series 1996
         08-01-31               7.63               2,955,000           2,960,437
Richfield Senior Housing
     Revenue Bonds Series 2000A
         02-01-35               7.75               3,000,000           3,006,120
Robbinsdale Multi-family Housing
     Revenue Bonds Copperfield Hill
     Series 1996A
         12-01-31               7.35               3,260,000           3,209,111
Rochester Health Care Facility
     Revenue Bonds Mayo Foundation
     Series 1992
         11-15-19               4.95               5,000,000           4,807,700

Rochester Multi-family
     Housing Development
     Revenue Bonds Civic Square Series 1991
     (FHA Insured) A.M.T.
         07-15-31               7.45               4,255,000           4,385,501
Rochester Multi-family
     Housing Development
     Revenue Bonds Wedum
     Shorewood Campus
     Series 1999
         06-01-36               6.60               5,000,000           4,384,900

Roseville Housing Facilities Nursing Home
     Refunding Revenue Bonds
     College Properties Series 1998
         10-01-28               5.88               5,000,000           4,136,250
Sartell Health Care & Housing Facilities
     Nursing Home Revenue Bonds
     Series 2001A
         09-01-30               8.00               1,000,000           1,004,210
Sartell Health Care & Housing Facilities
     Revenue Bonds The Foundation for
     Health Care Continuums Series 1999A
         09-01-29               6.63               3,000,000           2,646,120
Shoreview Senior Housing
     Revenue Bonds Series 1996
         02-01-26               7.25               3,200,000           3,138,592
Southeastern Minnesota Multi-county
     Housing & Redevelopment Authority
     Winona County Unlimited Tax
     General Obligation Bonds Series 1997
         01-01-28               5.35               1,170,000           1,151,432

Southern Minnesota Municipal
     Power Agency
     Power Supply System
     Pre-refunded Revenue
     Bonds Series 1992A Escrowed to Maturity
     (MBIA Insured)
         01-01-18               5.75               1,970,000           2,083,827


See accompanying notes to investments in securities.

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61 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Southern Minnesota Municipal
     Power Agency
     Power Supply System Revenue Bonds
     Zero Coupon Series 1994A (MBIA Insured)
         01-01-19               6.67%            $19,500,000(f)       $7,725,119
         01-01-22               6.88              12,000,000(f)        3,984,120
         01-01-24               6.08               5,150,000(f)        1,522,083
Southern Minnesota Municipal
     Power Agency
     Revenue Bonds Series 1992A
         01-01-18               5.75               1,895,000           1,930,437
Southern Minnesota Municipal
     Power Agency
     Revenue Bonds Series 1993A
     (MBIA Insured)
         01-01-16               4.75               9,165,000           8,848,073

Spring Park Health Care Facilities
     Pre-refunded Revenue Bonds Twin Birch
     Health Care Center Series 1991
         08-01-11               8.25               1,780,000           1,823,717
St. Cloud Certificates of Participation
     Series 1997
         12-01-17               5.90                 400,000(e)          407,220
St. Cloud Hospital Facility
     Pre-refunded Revenue Bonds
     St. Cloud Hospital Series 1990B
     (AMBAC Insured)
         07-01-20               7.00               3,000,000           3,060,690
St. Cloud Hospital Facility
     Refunding Revenue Bonds
     Series 1993C (AMBAC Insured)
         10-01-20               5.30               1,515,000           1,514,864
St. Louis Park Health Care Facilities
     Revenue Bonds Healthsystem Minnesota
     Obligated Group Series 1993A
     (AMBAC Insured)
         07-01-23               5.20               3,250,000           3,191,500
St. Louis Park Health Care Facilities
     Revenue Bonds Healthsystem Minnesota
     Obligated Group Series 1994
     Inverse Floater (AMBAC Insured)
         07-01-13               6.67               7,000,000(g)        7,043,750

St. Louis Park Multi-family
     Housing Refunding
     Revenue Bonds Park Boulevard Towers
     Series 1996
         04-01-31               7.00               3,925,000           3,941,132
St. Paul Housing &
     Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Lyngblomsten Care Center Series 1993
         11-01-06               7.13                 750,000             750,885
         11-01-17               7.13               1,775,000           1,727,270
St. Paul Housing &
     Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Lyngblomsten Multi-family
     Rental Housing
     Series 1993
         11-01-24               7.00               1,845,000           1,811,513
St. Paul Housing &
     Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Regions Hospital Series 1998
         05-15-28               5.30               2,375,000           2,044,400
St. Paul Housing &
     Redevelopment Authority
     Lease Revenue Bonds
     Community of Peace Academy
     Series 2001A
         12-01-30               7.88               2,390,000           2,413,948
St. Paul Housing &
     Redevelopment Authority
     Lease Revenue Bonds
     Minnesota Business Academy
     Series 2000
         03-01-30               8.00               3,775,000           3,818,413
St. Paul Housing &
     Redevelopment Authority
     Sales Tax Revenue Bonds Civic Center
     Escrowed to Maturity Series 1993
     (MBIA Insured)
         11-01-23               5.55               7,500,000           7,732,274
St. Paul Housing &
     Redevelopment Authority
     Single Family Housing
     Mortgage Refunding
     Revenue Mortgage-backed Bonds
     Middle Income Series 1995
     (FNMA Insured)
         03-01-28               6.80               3,345,000           3,561,723

St. Paul Independent School District #625
     Certificates of Participation Series 1999A
         02-01-19               4.75               1,000,000             949,600
St. Paul Port Authority Revenue Bonds
     Hotel Facilities Radisson Kellogg
     2nd Series 1999
         08-01-29               7.38               3,500,000           3,482,815
St. Paul Port Authority Unlimited Tax
     General Obligation Bonds
     Series 1994
         03-01-24               5.13               4,770,000           4,722,348
State Agricultural & Economic Development
     Board Health Care Facilities
     Facilities Refunding
     Revenue Bonds Benedictine Health System
     St. Mary's Health System Duluth Clinic
     Obligated Group Series 1999A
     (MBIA Insured)
         02-15-23               5.00               1,795,000           1,733,898
State Agricultural & Economic Development
     Board Health Care Facilities
     Revenue Bonds
     Benedictine Health Series 1999A
     (MBIA Insured)
         02-15-16               4.75               1,000,000             955,430
State General Obligation
     Various Purpose Pre-refunded
     Bonds Series 1991
         08-01-11               6.70               6,000,000           6,021,180
State Higher Education Facilities Authority
     Gustavus Adolphus College
     Revenue Bonds 4th Series 1998X
         10-01-24               4.80               2,340,000           2,118,355
State Higher Education Facilities Authority
     Northwestern College of Chiropractic
     Mortgage Revenue Bonds 4th
     Series 1999Z
         10-01-13               5.20                 275,000             270,672
State Housing Finance Agency
     Single Family Housing Mortgage
     Pre-refunded Revenue Bonds Series 1994L
     A.M.T.
         07-01-20               6.70                 710,000             742,355
State Housing Finance Agency
     Single Family Housing Mortgage
     Revenue Bonds Series 1992A
         07-01-16               6.95               1,925,000           1,975,300
State Housing Finance Agency
     Single Family Housing Mortgage
     Revenue Bonds Series 1996J
     A.M.T.
         07-01-21               5.60                 440,000             443,106
State Housing Finance Agency
     Single Family Housing Mortgage
     Revenue Bonds Series 1997K
     A.M.T.
         01-01-26               5.75               2,935,000           2,978,203
State Public Facilities Authority Water
     Pollution Control Revenue Bonds
     Series 1998A
         03-01-16               4.75               3,500,000           3,413,095
State University Board of Regents
     General Obligation Bonds
     Inverse Floater Series 1993A
         08-15-03               5.67               5,000,000(g)        5,231,250
State University Board of Regents
     General Obligation Bonds Series 1996A
         07-01-21               5.50              12,500,000          13,219,374

State University Board of
     Regents Refunding
     Revenue Bonds Series 1986A
     Escrowed to Maturity
         02-01-11               6.00               4,625,000           4,638,043

Steele County Health Care Facilities
     Revenue Bonds Elderly Housing Project
     Series 2000
         06-01-30               6.88               2,205,000           2,319,550
Vadnais Heights Multi-family Housing
     Refunding Revenue Bonds
     Cottages of Vadnais Heights
     Series 1995 A.M.T.
         12-01-31               7.00               3,070,000           3,020,420
Vadnais Heights Multi-family Housing
     Tax Credit Revenue Bonds
     Series 1997 A.M.T.
         07-15-09               7.00               1,080,000           1,064,988

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Washington County Housing &
     Redevelopment Authority Refunding
     Revenue Bonds Woodbury
     Multi-family Housing Series 1996
         12-01-23               6.95%             $1,895,000          $1,882,095
Western Minnesota Municipal
     Power Agency Refunding
     Revenue Bonds Series 1987A
     (MBIA Insured)
         01-01-15               5.50               6,250,000           6,252,750
Western Minnesota Municipal
     Power Agency Refunding
     Revenue Bonds Series 1987A
         01-01-15               5.50               5,000,000           5,001,200
Windom Independent School District #177
     Unlimited Tax General Obligation Bonds
     Series 1999
         02-01-24               4.75               2,195,000           2,015,888
Woodbury Senior Housing
     Revenue Bonds Summer House
     of Woodbury Series 1999
         07-01-34               6.40               5,145,000           4,882,091

Total municipal bonds
(Cost: $364,150,324)                                                $373,475,984

Municipal notes (7.7%)

Issuer(c,d)               Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Cohasset Revenue Bonds
     (Minnesota Power & Light)
     V.R. Series 1997B
         06-01-13               3.50%               $700,000(h)         $700,000
         06-01-20               3.50               1,000,000(h)        1,000,000
Cohasset Revenue Bonds
     (Minnesota Power & Light)
     V.R.D.N. Series 1997A
         06-01-20               3.50               5,045,000(h)        5,045,000
Cohasset Revenue Bonds
     (Minnesota Power & Light)
     V.R.D.N. Series 1997B
         06-01-13               3.50                 815,000(h)          815,000
Cohasset Revenue Bonds
     (Minnesota Power & Light)
     V.R.D.N. Series 1997D
         06-01-13               3.50                 100,000(h)          100,000

Duluth Health Facilities Revenue Bonds
     Miller-Dwan Medical Center V.R.
     Series 1997
         06-01-19               3.50               8,550,000(h)        8,550,000

Minneapolis & St. Paul Housing &
     Health Care Facilities Revenue Bonds
     Presbyterian Homes V.R. Series 1999B
         09-01-29               3.50               1,490,000(h)        1,490,000

Minneapolis & St. Paul Housing &
     Redevelopment Authority
     Health Care System
     Revenue Bonds
     Children's Hospital V.R. Series 1995B
         08-15-25               3.55               9,920,000(h)        9,920,000

Rochester Health Care Facility
     Revenue Bonds (Mayo Clinic)
     C.P. Series 2000B
         07-11-01               2.60               1,000,000           1,000,000
State Higher Education Facilities Authority
     Revenue Bonds St. Olaf College
     V.R. 5th Series 2000H
         10-01-30               3.50               3,000,000(h)        3,000,000

Total municipal notes
(Cost: $31,620,000)                                                  $31,620,000

Total investments in securities
(Cost: $395,770,324)(i)                                             $405,095,984

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- American Municipal Bond Association Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guarantee Insurance Corporation
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 13.69% of net assets.

     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Sale contracts
     Municipal Bonds, Sept. 2001                                  $25,000,000

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2001. As of June 30, 2001, the value of inverse floater securities represented 5.9% of net assets.

(h)  Interest rate disclosed is the rate in effect on June 30, 2001.

(i) At June 30, 2001, the cost of securities for federal income tax purposes was $395,770,324 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $17,264,983
     Unrealized depreciation                                       (7,939,323)
                                                                   ----------
     Net unrealized appreciation                                  $ 9,325,660
                                                                  -----------


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64 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities
AXP New York Tax-Exempt Fund

June 30, 2001

(Percentages represent value of investments compared to net assets)

Municipal bonds (89.9%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Albany County Airport Authority
     Airport Revenue Bonds
     Series 1997 (FSA Insured) A.M.T.
         12-15-19               5.50%               $250,000            $256,970
Broome County
     Certificates of Participation
     Public Safety Facilities
     Series 1994 (MBIA Insured)
         04-01-22               5.25               1,300,000           1,300,975
Buffalo Municipal Water Finance Authority
     Water System Revenue Bonds
     Series 1995 (FGIC Insured)
         07-01-25               5.00               1,000,000(g)          966,100
Erie County Unlimited Tax
     General Obligation Bonds
     Series 1995B (FGIC Insured)
         06-15-25               5.50                 700,000             713,860
Erie County Water Authority
     Water Works System
     Revenue Bonds Series 1990A
     Escrowed to Maturity (AMBAC Insured)
         12-01-08               6.00               1,765,000           1,949,584
Huntington Housing Authority
     Senior Housing Facilities
     Revenue Bonds
     Gurwin Jewish Senior Residences
     Series 1999A
         05-01-39               6.00               1,750,000           1,460,743
Kenmore Housing Authority
     Multi-family Housing Revenue Bonds
     State University Buffalo Student
     Apartments Series 1999A
     (Asset Guaranty)
         08-01-24               5.50               1,000,000           1,010,750
Long Island Power Authority
     Electronic Systems Revenue Bonds
     Sub Series 1998A (AMBAC Insured)
         04-01-09               5.25               1,000,000           1,070,870
Metropolitan Transportation Authority
     Commuter Facilities Service Contract
     Refunding Revenue Bonds
     5th Series 1991
         07-01-16               6.50               1,775,000           1,812,648
Metropolitan Transportation Authority
     Dedicated Tax Revenue Bonds
     Series 1998A (FGIC Insured)
         04-01-28               4.75               1,000,000             932,290
Metropolitan Transportation Authority
     Transportation Facilities Revenue Bonds
     Series 1998A (MBIA Insured)
         07-01-24               4.75               1,500,000           1,410,030
Monroe County Airport Authority
     Airport Refunding Revenue Bonds
     Greater Rochester International Airport
     Series 1999 (MBIA Insured) A.M.T.
         01-01-16               5.88               1,500,000           1,657,155
Mount Vernon Industrial Development
     Agency Civic Facilities Revenue Bonds
     Wartburg Senior Housing Meadowview
     Series 1999
         06-01-29               6.20               1,000,000             847,760
New York
     Unlimited General Obligation Bonds
     Series 1997D
         08-01-03               5.25               1,000,000           1,042,100
New York City Health & Hospital
     Revenue Bonds Series 1993A
         02-15-20               6.30                 870,000             931,822


New York City Industrial Development
     Agency Civic Facilities
     Refunding
     Revenue & Improvement
     Bonds Lighthouse International
     Series 1998
     (MBIA Insured)
         07-01-23               4.50                 200,000             176,680
New York City Industrial Development
     Agency Civic Facilities
     Revenue Bonds
     Riverdale Country School
     Series 1997 (MBIA Insured)
         06-01-17               5.25               1,000,000           1,018,110
New York City Industrial Development
     Agency Civic Facilities
     Revenue Bonds
     Rockefeller Foundation Series 1993
         07-01-23               5.38               2,000,000           2,026,920
New York City Industrial Development
     Agency Civic Facilities
     Revenue Bonds
     Touro College Series 1999A
         06-01-29               6.35               1,000,000             927,570
New York City Industrial Development
     Agency Civic Facilities
     Revenue Bonds
     Trinity Episcopal School
     Series 1997 (MBIA Insured)
         06-15-27               5.25               1,000,000             997,580
New York City Industrial Development
     Agency Civic Facilities
     Revenue Bonds
     YMCA Series 1997
         08-01-16               5.80               1,000,000             990,230
New York City Municipal Water
     Finance Authority Water & Sewer System
     Revenue Bonds Series 1993
     Inverse Floater (MBIA Insured)
         06-15-09               6.73               2,000,000(f)        2,147,500

New York City Municipal Water
     Finance Authority Water & Sewer System
     Revenue Bonds Series 1996B
     (MBIA Insured)
         06-15-26               5.75                 500,000             522,255
New York City Transitional Cultural
     Resources Revenue Bonds Museum of
     American Folk Art Series 2000
     (ACA Insured)
         07-01-22               6.00               1,000,000           1,028,010

New York City Transitional Finance
     Authority Future Secured
     Sales Tax Revenue Bonds
     Series 1998B
         11-15-23               4.75               1,500,000           1,384,230
New York City Transitional
     Finance Authority
     Future Secured Sales Tax Revenue Bonds
     Series 1999C
         05-01-25               5.50               1,000,000           1,027,450
New York City Transitional
     Finance Authority
     Future Secured Sales Tax Revenue Bonds
     Series 2001C
         02-01-08               5.50               1,500,000           1,625,520

New York City Unlimited Tax
     General Obligation Bonds
     Series 1996G
         02-01-17               5.75               1,000,000           1,042,180
New York City Unlimited Tax
     General Obligation Bonds
     Series 1996J
         02-15-19               5.88               1,000,000           1,045,090
New York City Unlimited Tax
     General Obligation Bonds
     Series 1999I (MBIA Insured)
         04-15-29               5.00               1,000,000             959,350

New York City Unlimited Tax
     General Obligation Bonds
     Series 2000R Inverse Floater
     (FGIC Insured)
         05-15-16              11.52               1,000,000(f)        1,223,830

New York City Unlimited Tax
     General Obligation Pre-refunded
     Revenue Bonds Series 1994B-1
         08-15-16               7.00               1,500,000           1,679,970

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
65 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

North Hempstead Unlimited Tax
     General Obligation Various Purpose Bonds
     Series 1998A (FGIC Insured)
         01-15-23               4.75%             $1,000,000            $933,480
Oneida County Industrial Development
     Agency Civic Facilities Revenue Bonds
     Mohawk Valley Handicapped Services
     Series 1999 (ACA Insured)
         03-15-19               5.30                 500,000             476,765
Port Authority Special Obligation
     Revenue Bonds KIAC Partners
     4th Series 1996 A.M.T.
         10-01-19               6.75               1,500,000           1,557,180
State Dormitory Authority
     Revenue Bonds Frances Schervier Home
     Series 1997 (Asset Guaranty)
         07-01-17               5.50               1,000,000           1,019,440
State Dormitory Authority
     College Revenue Bonds
     Barnard College Series 1996
     (AMBAC Insured)
         07-01-16               5.25               1,140,000           1,164,647
State Dormitory Authority
     College Revenue Bonds
     Consolidated City University System
     Series 1993A
         07-01-13               5.75               3,000,000           3,336,059
State Dormitory Authority
     College Revenue Bonds
     Cooper Union Series 1996
     (AMBAC Insured)
         07-01-20               5.38                 860,000             874,293
State Dormitory Authority
     College Revenue Bonds
     Culinary Institute of America
     Series 1997 (MBIA Insured)
         07-01-17               5.00                 500,000             500,000
State Dormitory Authority
     College Revenue Bonds
     Long Island University
     Series 1999 (Asset Guaranty)
         09-01-28               5.25               1,400,000           1,384,894
State Dormitory Authority
     College Revenue Bonds Siena College
     Series 2001 (MBIA Insured)
         07-01-03               4.25                 330,000(e)          337,435
State Dormitory Authority
     College Revenue Bonds
     St. Thomas Aquinas College
     Series 1998 (Asset Guaranty)
         07-01-14               5.00               1,125,000           1,126,609
State Dormitory Authority
     Pre-refunded College Revenue Bonds
     Consolidated City University
     System 3rd General Resolution
     2nd Series 1994
     (MBIA Insured)
         07-01-19               6.25               1,500,000           1,629,660
State Dormitory Authority
     Pre-refunded Revenue Bonds
     Series 1990B
         05-15-11               7.50                 415,000             515,899
State Dormitory Authority
     Revenue Bonds
     Mount Sinai Health
     Series 2000A
         07-01-25               6.50                 500,000             529,400
State Dormitory Authority
     Revenue Bonds
     NYACK Hospital
     Series 1996
         07-01-13               6.25               1,000,000             867,240
State Dormitory Authority
     Revenue Bonds
     Pratt Institute Series 1999
     (Asset Guaranty)
         07-01-20               6.00               1,500,000           1,609,635
State Dormitory Authority
     Revenue Bonds
     St. Francis Hospital
     Series 1999A (MBIA Insured)
         07-01-29               5.50               1,000,000           1,021,610
State Dormitory Authority
     State University Educational Facilities
     Refunding Revenue Bonds Series 1993A
     (AMBAC Insured)
         05-15-15               5.25               1,000,000           1,055,550
         05-15-19               5.50               2,000,000           2,131,840
State Dormitory Authority
     Un-refunded Revenue Bonds
     Series 1990B
         05-15-11               7.50               1,485,000           1,766,214

State Energy Research & Development
     Authority Gas Facilities Revenue Bonds
     Residual Certificates Series 2000
     Inverse Floater (MBIA Insured)
         01-01-21              10.47                 400,000(f)          421,912

State Energy Research & Development
     Authority Gas Facilities Revenue Bonds
     Brooklyn Union Gas
     Series 1996 (MBIA Insured)
         01-01-21               5.50               1,000,000           1,021,910

State Energy Research & Development
     Authority Pollution Control
     Refunding Revenue Bonds
     Rochester Gas & Electric
     Series 1992B (MBIA Insured) A.M.T.
         05-15-32               6.50               2,500,000           2,576,300
State Energy Research & Development
     Authority Solid Waste Disposal
     Revenue Bonds
     State Electric & Gas Company
     Series 1993A (MBIA Insured) A.M.T.
         12-01-28               5.70               3,000,000           3,056,670

State Environmental Facilities
     State Water Revolving Fund
     Pollution Control Revenue Bonds
     Series 1990A
         06-15-12               7.50               3,000,000           3,089,250
State Local Government Assistance
     Sales Tax Refunding Revenue Bonds
     Series 1997B (MBIA Insured)
         04-01-20               4.88               1,000,000             962,440
State Local Government Assistance
     Sales Tax Revenue Bonds
     Series 1992C
         04-01-22               5.50               1,500,000           1,503,705
State Medical Care Facilities
     Finance Agency Mental Health Services
     Revenue Bonds Series 1994A
     (FSA Insured)
         08-15-23               5.25               1,500,000           1,488,270
State Mortgage Agency Homeowner
     Mortgage Refunding Revenue Bonds
     Series 1991TT
         04-01-15               7.50                 760,000             776,188
State Mortgage Agency Homeowner
     Mortgage Revenue Bonds 27th
     Series 1992
         04-01-15               6.90               3,000,000           3,105,390
State Urban Development
     Capital Correctional Facilities
     Refunding Lease Revenue Bonds
     Series 1994A (FSA Insured)
         01-01-21               5.25               2,500,000           2,503,950
State Urban Development
     Capital Correctional Facilities
     Revenue Bonds 5th Series 1995
     (MBIA Insured)
         01-01-25               5.50                 750,000(g)          762,083

Suffolk County Industrial Development
     Agency Continuing Care Retirement
     Revenue Bonds
     Jeffersons Ferry Series 1999A
         11-01-28               7.25               1,500,000           1,560,645

Troy Municipal Assistance
     General Obligation
     Revenue Bonds
     Series 1996A (MBIA Insured)
         01-15-22               5.00               1,250,000           1,218,638
Ulster County Independent Development
     Agency Civic Facilities Revenue Bonds
     Benedictine Hospital Series 1999A
         06-01-24               6.45               1,950,000           1,706,250
United Nations Development Senior Lien
     Pre-refunded Revenue Bonds
     Series 1992A
         07-01-26               6.00               4,500,000           4,847,489
Utica Industrial Development Agency
     Civic Facilities Revenue Bonds
     Munson-Williams-Proctor
     Series 1996A (MBIA Insured)
         07-15-16               5.50                 750,000             771,698

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Westchester County Industrial Development
     Agency Continuing Care Retirement
     Revenue Bonds Hebrew Hospital
     Senior Housing Series 2000A
         07-01-30               7.38%             $1,000,000            $999,870
Yonkers Unlimited Tax
     General Obligation Bonds
     Series 2001B (AMBAC Insured)
         12-15-07               3.88               1,010,000           1,008,323

Total municipal bonds
(Cost: $88,804,546)                                                  $94,404,963

Municipal notes (8.9%)

Issuer(c,d)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Long Island Power Authority
     Electric Systems Revenue Bonds
     V.R. Series 1998B-2
         05-01-33               3.10%               $200,000            $200,000

New York City Municipal Water
     Finance Authority
     Water & Sewer System Revenue Bonds
     V.R. Series 1994G
         06-15-24               3.10               7,600,000           7,600,000
New York City Transitional
     Finance Authority
     Future Secured Tax Revenue Bonds
     V.R. Series 1998C
         05-01-28               3.20                 400,000             400,000

New York General Obligation Bonds
     V.R. Series 1993A-7
         08-01-20               3.15               1,100,000           1,100,000

Total municipal notes
(Cost: $9,300,000)                                                    $9,300,000

Total investments in securities
(Cost: $98,104,546)(h)                                              $103,704,963

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- American Municipal Bond Association Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guarantee Insurance Corporation
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 8.67% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(e) At June 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $338,759.


(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2001. As of June 30, 2001, the value of inverse floater securities represented 3.6% of net assets.


(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Sale contracts
     Municipal Bonds, Sept. 2001                                   $1,500,000


(h) At June 30, 2001, the cost of securities for federal income tax purposes was $98,307,650 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $6,389,436
     Unrealized depreciation                                         (992,123)
                                                                     --------
     Net unrealized appreciation                                   $5,397,313
                                                                   ----------


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67 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities
AXP Ohio Tax-Exempt Fund

June 30, 2001

(Percentages represent value of investments compared to net assets)

Municipal bonds (91.6%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Akron Bath Copley Joint Township
     Hospital District Revenue Bonds
     Summa Hospital Series 1998A
         11-15-24               5.38%             $1,500,000          $1,257,510
Avon Lake General Obligation
     Refunding Bonds Series 2001
     (AMBAC Insured)
         12-01-20               5.00                 500,000(e)          490,840
Barberton Limited Tax Various Purpose
     General Obligation Bonds Series 1989
         12-01-09               7.35                 630,000             638,474
Bellefontaine Hospital Facility
     Refunding Revenue Bonds
     Mary Rutan Health Association
     of Logan County Series 1993
         12-01-13               6.00               1,000,000             948,790
Buckeye Valley Local School District
     School Improvement Unlimited Tax
     General Obligation Bonds
     Series 1995A (MBIA Insured)
         12-01-20               5.25               1,000,000           1,005,370
Butler County Hospital Facility Improvement
     Refunding Revenue Bonds
     Fort Hamilton-Hughes Memorial Center
     Series 1991
         01-01-10               7.50               1,750,000           1,823,605
Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10               6.25                 415,000             426,309
Carroll Water & Sewer District
     Water System Improvement Unlimited Tax
     General Obligation Bonds Series 1996
         12-01-10               6.25                 895,000             919,774
Celina Local School District
     Unlimited General Obligation Bonds
     Series 1996 (FGIC Insured)
         12-01-20               5.25               1,000,000           1,006,450
Cincinnati School District School
     Improvement General Obligation
     Bonds Series 2001 (MBIA Insured)
         12-01-02               4.00                 805,000             817,300
Clermont County Hospital Facility
     Revenue Bonds Mercy Health System
     Province of Cincinnati
     Series 1989A (AMBAC Insured)
         09-01-19               7.50                 165,000             166,322
Cleveland Airport Systems Revenue Bonds
     Series 1997A (FSA Insured) A.M.T.
         01-01-17               5.13               1,000,000             988,940
Cleveland Waterworks Improvement
     1st Mtge Refunding Revenue Bonds
     Series F 1992B (AMBAC Insured)
         01-01-16               6.25               1,000,000           1,033,620
Columbus Tax Increment Finance
     Revenue Bonds Easton
     Series 1999 (AMBAC Insured)
         12-01-24               4.88               1,000,000             938,220
Coshocton County Solid Waste Disposal
     Refunding Revenue Bonds
     Stone Container Series 1992
         08-01-13               7.88               1,000,000           1,020,970
Cuyahoga County Health Care Facilities
     Refunding Revenue Bonds Judson
     Retirement Community Series 1996A
         11-15-18               7.25               1,000,000           1,023,330
Cuyahoga County Hospital
     Facilities Revenue Bonds
     Canton Series 2000
         01-01-30               7.50               1,000,000           1,042,780
Cuyahoga County Hospital
     Improvement Revenue Bonds
     University Hospitals Health System
     Series 1992 (AMBAC Insured)
         01-15-11               6.50                 500,000             520,075
Cuyahoga County Hospital
     Refunding Revenue Bonds
     Cleveland Clinic Foundation
     Series 1992C (MBIA Insured)
         11-15-11               5.50               1,500,000           1,547,385
Cuyahoga County Hospital
     Revenue Bonds
     Meridia Health System
     Series 1991
         08-15-23               7.00               1,000,000           1,025,360
Cuyahoga County Hospital
     Revenue Bonds
     Mount Sinai Medical Center
     Series 1991 (AMBAC Insured)
         11-15-21               6.63                 600,000             620,706
Cuyahoga County Hospital
     Revenue Bonds
     University Hospitals Health System
     Series 1999 (AMBAC Insured)
         01-15-19               5.40               1,000,000           1,019,700
Cuyahoga County Limited Tax
     General Obligation Bonds
     Series 1993
         05-15-13               5.60                 500,000             545,240
Dayton Water System Refunding
     Revenue Bonds Series 1999 (FSA Insured)
         12-01-02               4.00               1,000,000           1,015,280
Delaware County Sewer Improvement
     Limited Tax General Obligation Bonds
     Series 1995
         12-01-15               5.25               1,000,000           1,016,920
Dover Limited Tax Improvement
     General Obligation Bonds
     Municipal Sewer System
     Series 1989
         12-01-09               7.10                 930,000             945,810
Erie County Hospital Improvement
     Refunding Revenue Bonds
     Firelands Community Hospital
     Series 1992
         01-01-15               6.75               2,000,000           2,052,620
Franklin County Health Care Facilities
     Refunding Revenue Bonds
     Lutheran Senior City Incorporated
     Series 1999
         12-15-28               6.13               1,250,000           1,043,600
Franklin County Multi-family Housing
     Refunding Revenue Bonds
     Jefferson Chase Apartments
     Series 1998B A.M.T.
         11-01-35               6.40               1,000,000             918,620
Franklin County Multi-family Housing
     Refunding Revenue Bonds
     West Bay Apartments Series 1998
     A.M.T.
         12-01-25               6.38                 990,000             700,128
Hamilton County Hospital Facilities
     Revenue Bonds Children's Hospital
     Medical Center Series 1998G
     (MBIA Insured)
         05-15-28               4.75                 500,000             452,910
Hamilton County Sales Tax
     Revenue Bonds
     Hamilton County Football
     Series 1998A (MBIA Insured)
         12-01-17               4.75               1,000,000             960,590
Hamilton County Sales Tax
     Revenue Bonds
     Hamilton County Football
     Series 1998B (MBIA Insured)
         12-01-27               5.00               1,000,000             959,070
Hilliard County School District
     Unlimited Tax General Obligation Bonds
     Series 1996A (FGIC Insured)
         12-01-20               5.00               1,000,000             984,090
Jackson County Hospital Facilities
     Revenue Bonds Consolidated
     Health System
     Jackson Hospital Series 1999
     (Asset Guaranty)
         10-01-20               6.13               1,000,000           1,056,170
Lakota Local School District Unlimited Tax
     Improvement General Obligation Bonds
     Series 1994 (AMBAC Insured)
         12-01-14               6.25               2,000,000           2,216,539

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund
Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(b,c)

Lorain County Hospital Facilities Refunding
     Revenue Bonds EMH Regional Medical
     Center Series 1995 (AMBAC Insured)
         11-01-21               5.38%             $2,000,000          $2,009,980

Lorain County Independent
     Living & Hospital
     Facilities Refunding Revenue Bonds
     Elyria United Methodist Series 1996C
         06-01-22               6.88               1,000,000           1,005,650

Mahoning Valley Sanitary District Water
     Refunding Revenue Bonds
     Series 1999 (FSA Insured)
         11-15-18               5.75               1,000,000           1,057,370
Marion County Health Care Facilities
     Improvement Refunding Revenue Bonds
     United Church Homes Series 1993
         11-15-10               6.38                 885,000             853,813
Marysville Sewer System 1st Mortgage
     Revenue Bonds Series 1988
     (BIG Insured)
         02-15-08               7.85                 300,000             300,825
Marysville Water System Mortgage
     Revenue Bonds
     Series 1991 (MBIA Insured)
         12-01-21               7.05               1,000,000           1,028,180
Montgomery County Hospital Facilities
     Refunding Revenue Bonds
     Kettering Medical Center Series 1999
         04-01-22               6.75               1,000,000           1,004,110
Montgomery County Water
     Revenue Bonds
     Greater Moraine-Beavercreek District
     Series 1992 (FGIC Insured)
         11-15-17               6.25               1,000,000           1,037,640
North Olmstead County
     General Obligation Bonds
     Series 1996 (AMBAC Insured)
         12-01-16               5.00               1,500,000           1,504,035
         12-01-21               5.00                 200,000             195,982
Oak Hills Local School District
     Unlimited Tax General Obligation Bonds
     Series 1997 (MBIA Insured)
         12-01-25               5.13               1,000,000             981,510
Orrville Electric System
     Refunding Revenue & Improvement
     Mortgage Bonds Series 1997
     (AMBAC Insured)
         12-01-17               5.10               1,000,000           1,004,170
Rural Loraine County Water Authority
     Water Resource Improvement
     Pre-refunded Revenue Bonds
     Series 1991 (AMBAC Insured)
         10-01-11               7.00               1,000,000           1,020,810
Stark County Health Care Facilities
     Refunding Revenue Bonds
     Rose Lane Series 1998
     (GNMA/FHA Insured)
         07-20-33               5.45                 215,000(e)          213,701
State Air Quality Development Authority
     Refunding Revenue Bonds
     JMG Funding Limited Partnership
     Series 1994 (AMBAC Insured) A.M.T.
         01-01-29               6.38               2,000,000           2,103,800
         04-01-29               6.38                 500,000             525,950
State Air Quality Development Authority
     Revenue Bonds Columbus & Southern
     Series 1985A (FGIC Insured)
         12-01-20               6.38               1,000,000           1,039,810
State Department of Administrative Services
     Certificate of Participation Ohio Center
     Series 1998 (AMBAC Insured)
         07-15-28               5.00                 550,000             527,560
State Housing Finance Agency
     Mortgage Revenue Bonds
     Aristocrat South Board & Care
     Series 1991A (FHA Insured) A.M.T.
         08-01-31               7.30               1,500,000           1,546,095
State Municipal Electric Generation Agency
     Revenue Bonds Joint Venture #5
     Series 1993 (AMBAC Insured)
         02-15-24               5.38               2,000,000           2,004,760
State Turnpike Commission Revenue
     Bonds Series 1998B (FGIC Insured)
         02-15-24               4.50               1,000,000             885,340
         02-15-28               4.75                 800,000             728,952
State Turnpike Revenue Bonds
     Series 1994A
         02-15-24               5.75               1,000,000           1,077,380
State Turnpike Revenue Bonds
     Series 1996A (MBIA Insured)
         02-15-26               5.50               1,000,000           1,091,400
State Valley School District School
     Improvement Unlimited Tax
     General Obligation Bonds
     Counties of Adams & Highland
     Series 1995 (MBIA Insured)
         12-01-21               5.25               2,000,000           2,007,480
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Cleveland Electric Illuminating
     Series 1995
         08-01-25               7.70               1,000,000           1,082,330
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Toledo Edison Series 1994A
     A.M.T.
         10-01-23               8.00               1,000,000           1,082,590
State Water Development Authority
     Refunding & Improvement
     Revenue Bonds
     Pure Water Series 1992
     (AMBAC Insured)
         12-01-18               5.50                 750,000             759,750
State Water Development Authority
     Solid Waste Disposal Revenue Bonds
     Northstar BHP Steel Cargill
     Series 1995 A.M.T.
         09-01-20               6.30                 500,000             518,005
Streetsboro City School District
     School Improvement Unlimited
     Tax General Obligation Bonds
     Series 2001 (MBIA Insured)
         12-01-25               5.00               1,000,000             963,110
Swanton Local School District School
     Improvement Unlimited Tax
     General Obligation Bonds Series 2001
     (FGIC Insured)
         12-01-02               3.10                 550,000             551,562
University of Cincinnati
     Certificates of Participation
     Student Recreation Center
     Series 1996 (MBIA Insured)
         06-01-24               5.13               1,000,000             978,190
Warren County Various Purpose
     Limited Tax General Obligation Bonds
     Series 1992
         12-01-12               6.10                 500,000             571,780
Youngstown State University
     General Receipts College Revenue Bonds
     Series 1998 (AMBAC Insured)
         12-15-16               4.75               1,000,000             974,330


Total municipal bonds
(Cost: $66,401,373)                                                  $69,387,367


Municipal notes (7.0%)
Issuer(c,d)                Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

State Air Quality Development Authority
     Pollution Control Refunding
     Revenue Bonds
     Ohio Edison V.R. Series 2000C A.M.T.
         09-01-18               3.45%             $1,200,000          $1,200,000
State Air Quality Development Authority
     Pollution Control Refunding
     Revenue Bonds
     Toledo Edison V.R. Series 2000A
         04-01-24               3.30               2,600,000           2,600,000
         12-01-26               2.65               1,000,000           1,000,000
State Water & Air Development Authority
     Pollution Facilities Refunding
     Revenue Bonds
     Toledo Edison V.R. Series 2000A
         04-01-24               3.30                 500,000             500,000

Total municipal notes
(Cost: $5,300,000)                                                    $5,300,000


Total investments in securities
(Cost: $71,701,373)(f)                                               $74,687,367


See accompanying notes to investments in securities.

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69 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation
     AMBAC    -- American Municipal Bond Association Corporation
     BIG      -- Bond Investors Guarantee
     CGIC     -- Capital Guaranty Insurance Company
     FGIC     -- Financial Guarantee Insurance Corporation
     FHA      -- Federal Housing Authority
     FNMA     -- Federal National Mortgage Association
     FSA      -- Financial Security Assurance
     GNMA     -- Government National Mortgage Association
     MBIA     -- Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of June 30, 2001, the value of securities subject to alternative minimum tax represented 12.66% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2001.

(e) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                         Notional amount
     Sale contracts
     Municipal Bonds, Sept. 2001                                   $1,500,000


(f) At June 30, 2001, the cost of securities for federal income tax purposes was $71,701,373 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $3,860,660
     Unrealized depreciation                                         (874,666)
                                                                     --------
     Net unrealized appreciation                                   $2,985,994
                                                                   ----------


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70 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)


Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.


AXP California Tax-Exempt Fund
Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02337
Aug. 24, 2000                                                   0.02151
Sept. 21, 2000                                                  0.01904
Oct. 24, 2000                                                   0.02289
Nov. 21, 2000                                                   0.01940
Dec. 20, 2000                                                   0.01974
Jan. 26, 2001                                                   0.02467
Feb. 26, 2001                                                   0.02048
March 26, 2001                                                  0.01870
April 26, 2001                                                  0.02048
May 24, 2001                                                    0.01889
June 26, 2001                                                   0.02204
Total distributions                                            $0.25121

Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.01993
Aug. 24, 2000                                                   0.01825
Sept. 21, 2000                                                  0.01606
Oct. 24, 2000                                                   0.01941
Nov. 21, 2000                                                   0.01644
Dec. 20, 2000                                                   0.01665
Jan. 26, 2001                                                   0.02066
Feb. 26, 2001                                                   0.01712
March 26, 2001                                                  0.01566
April 26, 2001                                                  0.01713
May 24, 2001                                                    0.01589
June 26, 2001                                                   0.01851
Total distributions                                            $0.21171

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.01831
Aug. 24, 2000                                                   0.01833
Sept. 21, 2000                                                  0.01631
Oct. 24, 2000                                                   0.01926
Nov. 21, 2000                                                   0.01648
Dec. 20, 2000                                                   0.01683
Jan. 26, 2001                                                   0.02067
Feb. 26, 2001                                                   0.01715
March 26, 2001                                                  0.01587
April 26, 2001                                                  0.01724
May 24, 2001                                                    0.01583
June 26, 2001                                                   0.01858
Total distributions                                            $0.21086

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2001 was derived from interest on California municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

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71 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02449
Aug. 24, 2000                                                   0.02257
Sept. 21, 2000                                                  0.02014
Oct. 24, 2000                                                   0.02436
Nov. 21, 2000                                                   0.02042
Dec. 20, 2000                                                   0.02098
Jan. 26, 2001                                                   0.02580
Feb. 26, 2001                                                   0.02294
March 26, 2001                                                  0.02063
April 26, 2001                                                  0.02283
May 24, 2001                                                    0.02043
June 26, 2001                                                   0.02244
Total distributions                                            $0.26803

Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share

July 24, 2000                                                  $0.02100

Aug. 24, 2000                                                   0.01927
Sept. 21, 2000                                                  0.01715
Oct. 24, 2000                                                   0.02087
Nov. 21, 2000                                                   0.01745
Dec. 20, 2000                                                   0.01788
Jan. 26, 2001                                                   0.02173
Feb. 26, 2001                                                   0.01956
March 26, 2001                                                  0.01758
April 26, 2001                                                  0.01946
May 24, 2001                                                    0.01742
June 26, 2001                                                   0.01886
Total distributions                                            $0.22823

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share

July 24, 2000                                                  $0.01995

Aug. 24, 2000                                                   0.01931
Sept. 21, 2000                                                  0.01718
Oct. 24, 2000                                                   0.02090
Nov. 21, 2000                                                   0.01748
Dec. 20, 2000                                                   0.01790
Jan. 26, 2001                                                   0.02178
Feb. 26, 2001                                                   0.01959
March 26, 2001                                                  0.01759
April 26, 2001                                                  0.01949
May 24, 2001                                                    0.01743
June 26, 2001                                                   0.01892
Total distributions                                            $0.22752

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2001 was derived from interest on Massachusetts municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

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72 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02356
Aug. 24, 2000                                                   0.02266
Sept. 21, 2000                                                  0.02027
Oct. 24, 2000                                                   0.02403
Nov. 21, 2000                                                   0.02045
Dec. 20, 2000                                                   0.02117
Jan. 26, 2001                                                   0.02720
Feb. 26, 2001                                                   0.02306
March 26, 2001                                                  0.02052
April 26, 2001                                                  0.02304
May 24, 2001                                                    0.02018
June 26, 2001                                                   0.02252
Total distributions                                            $0.26866

Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02020
Aug. 24, 2000                                                   0.01938
Sept. 21, 2000                                                  0.01729
Oct. 24, 2000                                                   0.02053
Nov. 21, 2000                                                   0.01749
Dec. 20, 2000                                                   0.01806
Jan. 26, 2001                                                   0.02320
Feb. 26, 2001                                                   0.01970
March 26, 2001                                                  0.01746
April 26, 2001                                                  0.01968
May 24, 2001                                                    0.01716
June 26, 2001                                                   0.01895
Total distributions                                            $0.22910

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.01756
Aug. 24, 2000                                                   0.01844
Sept. 21, 2000                                                  0.01655
Oct. 24, 2000                                                   0.01952
Nov. 21, 2000                                                   0.01689
Dec. 20, 2000                                                   0.01776
Jan. 26, 2001                                                   0.02320
Feb. 26, 2001                                                   0.02022
March 26, 2001                                                  0.01749
April 26, 2001                                                  0.01968
May 24, 2001                                                    0.01716
June 26, 2001                                                   0.01894
Total distributions                                            $0.22341

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2001 was derived from interest on Michigan municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
73 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02551
Aug. 24, 2000                                                   0.02373
Sept. 21, 2000                                                  0.02190
Oct. 24, 2000                                                   0.02528
Nov. 21, 2000                                                   0.02151
Dec. 20, 2000                                                   0.02138
Jan. 26, 2001                                                   0.02781
Feb. 26, 2001                                                   0.02384
March 26, 2001                                                  0.02124
April 26, 2001                                                  0.02340
May 24, 2001                                                    0.02076
June 26, 2001                                                   0.02454
Total                                                          $0.28090

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00125
Total distributions                                            $0.28215

Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02210
Aug. 24, 2000                                                   0.02049
Sept. 21, 2000                                                  0.01896
Oct. 24, 2000                                                   0.02185
Nov. 21, 2000                                                   0.01859
Dec. 20, 2000                                                   0.01836
Jan. 26, 2001                                                   0.02388
Feb. 26, 2001                                                   0.02055
March 26, 2001                                                  0.01827
April 26, 2001                                                  0.02012
May 24, 2001                                                    0.01781
June 26, 2001                                                   0.02105
Total                                                          $0.24203

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00125
Total distributions                                            $0.24328

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74 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02052
Aug. 24, 2000                                                   0.02078
Sept. 21, 2000                                                  0.01902
Oct. 24, 2000                                                   0.02196
Nov. 21, 2000                                                   0.01866
Dec. 20, 2000                                                   0.01841
Jan. 26, 2001                                                   0.02396
Feb. 26, 2001                                                   0.02059
March 26, 2001                                                  0.01833
April 26, 2001                                                  0.02018
May 24, 2001                                                    0.01787
June 26, 2001                                                   0.02107
Total                                                          $0.24135

Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00125
Total distributions                                            $0.24260

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2001 was derived from interest on Minnesota municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

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75 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02410
Aug. 24, 2000                                                   0.02147
Sept. 21, 2000                                                  0.01950
Oct. 24, 2000                                                   0.02311
Nov. 21, 2000                                                   0.01944
Dec. 20, 2000                                                   0.02002
Jan. 26, 2001                                                   0.02433
Feb. 26, 2001                                                   0.02131
March 26, 2001                                                  0.01920
April 26, 2001                                                  0.02043
May 24, 2001                                                    0.01833
June 26, 2001                                                   0.02092

Total                                                          $0.25216


Taxable dividend -- income distribution taxable as dividend income.
Payable date                                                  Per Share

Dec. 20, 2000                                                  $0.00045

Total distributions                                            $0.25261

Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02077
Aug. 24, 2000                                                   0.01829
Sept. 21, 2000                                                  0.01660
Oct. 24, 2000                                                   0.01973
Nov. 21, 2000                                                   0.01656
Dec. 20, 2000                                                   0.01701
Jan. 26, 2001                                                   0.02073
Feb. 26, 2001                                                   0.01804
March 26, 2001                                                  0.01625
April 26, 2001                                                  0.01718
May 24, 2001                                                    0.01541
June 26, 2001                                                   0.01744
Total                                                          $0.21401

Taxable dividend -- income distribution taxable as dividend income.
Payable data                                                  Per share

Dec. 20, 2000                                                  $0.00045
Total distributions                                            $0.21446


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76 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.01904
Aug. 24, 2000                                                   0.01799
Sept. 21, 2000                                                  0.01661
Oct. 24, 2000                                                   0.01975
Nov. 21, 2000                                                   0.01661
Dec. 20, 2000                                                   0.01714
Jan. 26, 2001                                                   0.02074
Feb. 26, 2001                                                   0.01802
March 26, 2001                                                  0.01623
April 26, 2001                                                  0.01715
May 24, 2001                                                    0.01553
June 26, 2001                                                   0.01741
Total                                                          $0.21222

Taxable dividend -- income distribution taxable dividend income.
Payable date                                                  Per share
Dec. 20, 2000                                                  $0.00045
Total distributions                                            $0.21267

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2001 was derived from interest on New York municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

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77 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Fiscal year ended June 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02474
Aug. 24, 2000                                                   0.02283
Sept. 21, 2000                                                  0.02019
Oct. 24, 2000                                                   0.02390
Nov. 21, 2000                                                   0.02055
Dec. 20, 2000                                                   0.02104
Jan. 26, 2001                                                   0.02655
Feb. 26, 2001                                                   0.02169
March 26, 2001                                                  0.01999
April 26, 2001                                                  0.02234
May 24, 2001                                                    0.01939
June 26, 2001                                                   0.02245
Total distributions                                            $0.26566

Class B
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.02125
Aug. 24, 2000                                                   0.01951
Sept. 21, 2000                                                  0.01719
Oct. 24, 2000                                                   0.02038
Nov. 21, 2000                                                   0.01756
Dec. 20, 2000                                                   0.01793
Jan. 26, 2001                                                   0.02249
Feb. 26, 2001                                                   0.01831
March 26, 2001                                                  0.01695
April 26, 2001                                                  0.01896
May 24, 2001                                                    0.01637
June 26, 2001                                                   0.01885
Total distributions                                            $0.22575

Class C
Exempt-interest dividends -- taxable status explained below.
Payable date                                                  Per share
July 24, 2000                                                  $0.01942
Aug. 24, 2000                                                   0.01858
Sept. 21, 2000                                                  0.01655
Oct. 24, 2000                                                   0.01947
Nov. 21, 2000                                                   0.01679
Dec. 20, 2000                                                   0.01719
Jan. 26, 2001                                                   0.02235
Feb. 26, 2001                                                   0.01805
March 26, 2001                                                  0.01709
April 26, 2001                                                  0.01923
May 24, 2001                                                    0.01671
June 26, 2001                                                   0.01890
Total distributions                                            $0.22033

Source of distributions
100% of exempt-interest distributions during the fiscal year ended June 30, 2001 was derived from interest on Ohio municipal securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
78 AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP State Tax-Exempt Funds
70100 AXP Financial Center
Minneapolis, MN 55474


americanexpress.com

Ticker Symbol
AXP California Tax-Exempt Fund      Class A: ICALX  Class B: N/A    Class C: N/A
AXP Massachusetts Tax-Exempt Fund   Class A: IDMAX  Class B: N/A    Class C: N/A
AXP Michigan Tax-Exempt Fund        Class A: INMIX  Class B: N/A    Class C: N/A
AXP Minnesota Tax-Exempt Fund       Class A: IMNTX  Class B: IDSMX  Class C: N/A
AXP New York Tax-Exempt Fund        Class A: INYKX  Class B: N/A    Class C: N/A
AXP Ohio Tax-Exempt Fund            Class A: IOHIX  Class B: N/A    Class C: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                              EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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S-6328 V (8/01)